                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2031
--------------------------------------------------------------------------------

                               MFS SERIES TRUST V
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: September 30
--------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) TOTAL RETURN FUND                                                9/30/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             31
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    45
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           55
---------------------------------------------------
TRUSTEES AND OFFICERS                            56
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    61
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            65
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   65
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FEDERAL TAX INFORMATION                          65
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                     58.3%
              Bonds                                      38.5%
              Convertible Bonds                           1.2%
              Convertible Preferred Stocks                1.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS*

              AGCY FNMA 30 yr, 5.5%                       4.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.25%, 8/15/23         1.9%
              ------------------------------------------------
              U.S. Treasury Note, 4.75%, 11/15/08         1.7%
              ------------------------------------------------
              Citigroup, Inc.                             1.4%
              ------------------------------------------------
              Sprint Nextel Corporation                   1.4%
              ------------------------------------------------
              U.S. Treasury Note, 5.625%, 5/15/08         1.4%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.3%
              ------------------------------------------------
              Verizon Communications, Inc.                1.2%
              ------------------------------------------------
              Wyeth                                       1.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         15.3%
              ------------------------------------------------
              Energy                                      7.4%
              ------------------------------------------------
              Utilities & Communications                  6.0%
              ------------------------------------------------
              Health Care                                 4.5%
              ------------------------------------------------
              Industrial Goods & Services                 4.4%
              ------------------------------------------------
              Technology                                  4.1%
              ------------------------------------------------
              Leisure                                     3.8%
              ------------------------------------------------
              Consumer Staples                            3.8%
              ------------------------------------------------
              Basic Materials                             3.8%
              ------------------------------------------------
              Retailing                                   2.6%
              ------------------------------------------------
              Autos & Housing                             1.5%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

              TOP FIVE BOND MARKET SECTORS*

              Mortgage-Backed Securities                 13.6%
              ------------------------------------------------
              U.S. Treasury Securities                    9.1%
              ------------------------------------------------
              High Grade Corporates                       9.1%
              ------------------------------------------------
              U.S. Government Agencies                    4.1%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  1.2%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from derivative holdings, if any.

Percentages are based on net assets as of 9/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2005, Class A shares of the MFS Total Return Fund provided a total return of 9.72%, at net asset value. In comparison, the fund's benchmarks, the Standard & Poor's 500 Stock Index (the S&P 500), and the Lehman Brothers Aggregate Bond Index returned 12.25% and 2.80%, respectively.

DETRACTORS FROM PERFORMANCE

Among our equity positions, stock selection in the technology sector hindered relative performance during the period. Not holding strong-performing Apple Computer (an index constituent) detracted from results as the stock more than doubled over the period. Not fully participating in the appreciation of Hewlett-Packard* also hurt results.

Although our stock selection was positive in the basic materials sector, overweighting this otherwise weak sector detracted from relative performance. Our positions in paper manufacturers and distributors International Paper, Bowater, and Smurfit Stone (not index constituents) held back results as all three stocks underperformed the S&P 500 over the period.

Stocks in other sectors that detracted from performance included Verizon Communications, Gap, and Masco, and not holding UnitedHealth Group and underweighting ExxonMobil.

In the fixed income portion of the portfolio our underweighting of the "BBB"- rated sector dampened investment results. This was somewhat offset by our allocation to "BB"-rated debt that the index does not hold.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The energy sector was the strongest contributor to relative performance over the period. A combination of good stock selection and our overweight position in this strong-performing sector benefited the fund. Stocks that contributed included independent oil and gas exploration firms Devon Energy and EOG Resources along with energy services firm Noble Corp. Other positions within energy that added to results included EnCana, GlobalSantaFe, and TOTAL which are not index constituents.

Stock selection was also strong within the financial services sector. Our decision to avoid insurer American International Group benefited the fund as the stock lagged the broad equity index. Within the health care sector our underweight position in poor-performing pharmaceutical firm Pfizer helped as the stock underperformed the index.

Stocks in other areas that contributed included our underweighting in Wal-Mart and our position in Sprint Nextel.

The fixed income portion of the portfolio also contributed to relative results during the reporting period. Yield curve positioning along with sector selection added to results over the period. The fund's position in treasury securities with longer maturities added value as did our holdings of mortgages. Our positioning in corporate bonds, particularly those in the banking and finance industry, bolstered returns as well.

Respectfully,

Brooks Taylor
on behalf of the MFS Total Return Fund management team

Note to Shareholders: Effective October 1, 2005, William Adams was no longer a member of the portfolio management team.

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                   MFS Total      Lehman Brothers     Standard &
                Return Fund --      Aggregate         Poor's 500
                    Class A         Bond Index        Stock Index

      9/95         $ 9,525           $10,000           $10,000
      9/96          10,811            10,490            12,032
      9/97          13,542            11,509            16,896
      9/98          14,487            12,834            18,426
      9/99          15,510            12,787            23,548
      9/00          17,845            13,681            26,675
      9/01          17,828            15,453            19,577
      9/02          16,980            16,781            15,570
      9/03          19,306            17,689            19,365
      9/04          21,601            18,339            22,049
      9/05          23,701            18,852            24,750

TOTAL RETURNS THROUGH 9/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr        10-yr
-----------------------------------------------------------------------------
        A                10/06/70              9.72%        5.84%       9.54%
-----------------------------------------------------------------------------
        B                 8/23/93              9.02%        5.16%       8.81%
-----------------------------------------------------------------------------
        C                 8/01/94              8.99%        5.16%       8.82%
-----------------------------------------------------------------------------
        I                 1/02/97             10.18%        6.21%       9.88%
-----------------------------------------------------------------------------
        R                12/31/02              9.63%        5.77%       9.51%
-----------------------------------------------------------------------------
       R1                 4/01/05              8.91%        5.14%       8.80%
-----------------------------------------------------------------------------
       R2                 4/01/05              9.00%        5.16%       8.81%
-----------------------------------------------------------------------------
       R3                10/31/03              9.27%        5.30%       8.88%
-----------------------------------------------------------------------------
       R4                 4/01/05              9.70%        5.83%       9.54%
-----------------------------------------------------------------------------
       R5                 4/01/05              9.86%        5.87%       9.56%
-----------------------------------------------------------------------------
      529A                7/31/02              9.46%        5.64%       9.44%
-----------------------------------------------------------------------------
      529B                7/31/02              8.81%        5.02%       8.74%
-----------------------------------------------------------------------------
      529C                7/31/02              8.79%        5.01%       8.75%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------------------
Average balanced fund+                         9.78%        2.05%       7.41%
-----------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index#                                    2.80%        6.62%       6.55%
-----------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#            12.25%       -1.49%       9.49%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                      4.51%        4.81%       9.01%
-----------------------------------------------------------------------------
        B                                      5.02%        4.83%       8.81%
-----------------------------------------------------------------------------
        C                                      7.99%        5.16%       8.82%
-----------------------------------------------------------------------------
      529A                                     4.27%        4.62%       8.91%
-----------------------------------------------------------------------------
      529B                                     4.81%        4.69%       8.74%
-----------------------------------------------------------------------------
      529C                                     7.79%        5.01%       8.75%
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

The Standard & Poor's 500 Stock Index (S&P 500) - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
-------------------------------------------------------------------------------
           Actual           0.92%      $1,000.00       $1,032.90        $4.69
    A      --------------------------------------------------------------------
           Hypothetical*    0.92%      $1,000.00       $1,020.46        $4.66
-------------------------------------------------------------------------------
           Actual           1.57%      $1,000.00       $1,029.50        $7.99
    B     ---------------------------------------------------------------------
           Hypothetical*    1.57%      $1,000.00       $1,017.20        $7.94
-------------------------------------------------------------------------------
           Actual           1.56%      $1,000.00       $1,029.50        $7.94
    C      --------------------------------------------------------------------
           Hypothetical*    1.56%      $1,000.00       $1,017.25        $7.89
-------------------------------------------------------------------------------
           Actual           0.57%      $1,000.00       $1,035.30        $2.91
    I      --------------------------------------------------------------------
           Hypothetical*    0.57%      $1,000.00       $1,022.21        $2.89
-------------------------------------------------------------------------------
           Actual           1.06%      $1,000.00       $1,032.70        $5.40
    R      --------------------------------------------------------------------
           Hypothetical*    1.06%      $1,000.00       $1,019.75        $5.37
-------------------------------------------------------------------------------
           Actual           1.76%      $1,000.00       $1,028.50        $8.95
    R1     --------------------------------------------------------------------
           Hypothetical*    1.76%      $1,000.00       $1,016.24        $8.90
-------------------------------------------------------------------------------
           Actual           1.46%      $1,000.00       $1,029.40        $7.43
    R2     --------------------------------------------------------------------
           Hypothetical*    1.46%      $1,000.00       $1,017.75        $7.38
-------------------------------------------------------------------------------
           Actual           1.31%      $1,000.00       $1,030.10        $6.67
    R3     --------------------------------------------------------------------
           Hypothetical*    1.31%      $1,000.00       $1,018.50        $6.63
-------------------------------------------------------------------------------
           Actual           0.96%      $1,000.00       $1,032.60        $4.89
    R4     --------------------------------------------------------------------
           Hypothetical*    0.96%      $1,000.00       $1,020.26        $4.86
-------------------------------------------------------------------------------
           Actual           0.67%      $1,000.00       $1,034.10        $3.42
    R5     --------------------------------------------------------------------
           Hypothetical*    0.67%      $1,000.00       $1,021.71        $3.40
-------------------------------------------------------------------------------
           Actual           1.16%      $1,000.00       $1,031.60        $5.91
  529A     --------------------------------------------------------------------
           Hypothetical*    1.16%      $1,000.00       $1,019.25        $5.87
-------------------------------------------------------------------------------
           Actual           1.81%      $1,000.00       $1,028.90        $9.21
  529B     --------------------------------------------------------------------
           Hypothetical*    1.81%      $1,000.00       $1,015.99        $9.15
-------------------------------------------------------------------------------
           Actual           1.81%      $1,000.00       $1,028.20        $9.20
  529C     --------------------------------------------------------------------
           Hypothetical*    1.81%      $1,000.00       $1,015.99        $9.15
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 09/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 58.3%
---------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES             $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 1.2%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                               1,221,210      $    74,542,658
Northrop Grumman Corp.                                                 753,640           40,960,334
United Technologies Corp.                                              549,300           28,475,712
                                                                                    ---------------
                                                                                    $   143,978,704
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
---------------------------------------------------------------------------------------------------
Diageo PLC                                                           2,171,540      $    31,206,064
Molson Coors Brewing Co.^                                              158,440           10,141,744
                                                                                    ---------------
                                                                                    $    41,347,808
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
---------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                              100,000      $     4,640,000
Polo Ralph Lauren Corp., "A"^                                          140,000            7,042,000
                                                                                    ---------------
                                                                                    $    11,682,000
---------------------------------------------------------------------------------------------------
Automotive - 0.3%
---------------------------------------------------------------------------------------------------
SPX Corp.^                                                             510,110      $    23,439,555
Toyota Motor Corp.^                                                    241,600           11,059,155
                                                                                    ---------------
                                                                                    $    34,498,710
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.4%
---------------------------------------------------------------------------------------------------
American Express Co.                                                   777,180      $    39,076,610
Ameriprise Financial, Inc.*(S)(S)                                      155,436            5,564,609
Assured Guaranty Ltd.^                                                 181,500            4,343,295
Bank of America Corp.                                                5,899,308          248,360,867
Capital One Financial Corp.^                                           212,700           16,913,904
Citigroup, Inc.                                                      3,699,093          168,382,713
Compass Bancshares, Inc.^                                              100,000            4,583,000
Countrywide Financial Corp.                                            715,700           23,603,786
Fannie Mae                                                             704,810           31,589,584
First Horizon National Corp.^                                          175,000            6,361,250
Freddie Mac                                                            180,940           10,215,872
Investors Financial Services Corp.                                      50,000            1,645,000
J.P. Morgan Chase & Co.                                              3,727,382          126,470,071
MBNA Corp.                                                             451,050           11,113,872
Mercantile Bankshares Corp.^                                            90,000            4,849,200
North Fork Bancorporation, Inc.^                                       250,000            6,375,000
PNC Financial Services Group, Inc.^                                  2,710,140          157,242,323
Signature Bank*                                                        130,000            3,508,700
Sovereign Bancorp, Inc.^                                               250,000            5,510,000
SunTrust Banks, Inc.                                                 1,095,740           76,099,143
TCF Financial Corp.^                                                   200,000            5,350,000
UBS AG                                                                 140,951           11,979,610
Wells Fargo & Co.                                                      725,720           42,505,420
Zions Bancorporation^                                                   75,000            5,340,750
                                                                                    ---------------
                                                                                    $ 1,016,984,579
---------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
---------------------------------------------------------------------------------------------------
MedImmune, Inc.^*                                                      848,780      $    28,561,447
Neurocrine Biosciences, Inc.^*                                          90,000            4,427,100
                                                                                    ---------------
                                                                                    $    32,988,547
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.4%
---------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                            120,000      $     3,754,800
Citadel Broadcasting Corp.^                                            400,000            5,492,000
Interpublic Group of Cos., Inc.*                                     3,256,020           37,900,073
Radio One, Inc., "D"^*                                                 150,000            1,972,500
Time Warner, Inc.                                                    1,812,670           32,827,454
Viacom, Inc., "B"                                                    3,949,170          130,362,102
Walt Disney Co.                                                      3,550,030           85,662,224
                                                                                    ---------------
                                                                                    $   297,971,153
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.2%
---------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.^                                                52,100      $     5,717,975
Federated Investors, Inc., "B"^                                        100,000            3,323,000
Franklin Resources, Inc.^                                              357,950           30,053,482
Goldman Sachs Group, Inc.                                              587,710           71,453,782
Lehman Brothers Holdings, Inc.                                         394,670           45,971,162
Mellon Financial Corp.                                               3,983,740          127,360,168
Merrill Lynch & Co., Inc.^                                           1,151,179           70,624,832
Morgan Stanley                                                         557,280           30,059,683
                                                                                    ---------------
                                                                                    $   384,564,084
---------------------------------------------------------------------------------------------------
Business Services - 0.5%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^                                                 2,319,250      $    59,048,105
Centerplate, Inc.                                                      250,000            2,962,500
                                                                                    ---------------
                                                                                    $    62,010,605
---------------------------------------------------------------------------------------------------
Chemicals - 1.6%
---------------------------------------------------------------------------------------------------
3M Co.^                                                                377,750      $    27,711,740
Dow Chemical Co.                                                     1,055,080           43,965,184
E.I. du Pont de Nemours & Co.^                                         628,810           24,630,488
Nalco Holding Co.*                                                   1,870,840           31,561,071
PPG Industries, Inc.^                                                  818,400           48,441,096
Syngenta AG                                                            178,860           18,725,540
                                                                                    ---------------
                                                                                    $   195,035,119
---------------------------------------------------------------------------------------------------
Computer Software - 1.7%
---------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.^*                               200,000      $     4,864,000
Compuware Corp.^*                                                    3,705,290           35,200,255
McAfee, Inc.^*                                                         100,000            3,142,000
Microsoft Corp.                                                      1,028,990           26,475,913
Oracle Corp.*                                                        2,661,770           32,979,330
Symantec Corp.*                                                      4,558,420          103,293,797
TIBCO Software, Inc.^*                                                 600,000            5,016,000
                                                                                    ---------------
                                                                                    $   210,971,295
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.6%
---------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  287,360      $    23,052,019
Sun Microsystems, Inc.^*                                            12,524,020           49,094,158
                                                                                    ---------------
                                                                                    $    72,146,177
---------------------------------------------------------------------------------------------------
Construction - 1.1%
---------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                      100,000      $     3,622,000
Masco Corp.^                                                         4,045,530          124,116,860
Pulte Homes, Inc.^                                                     150,000            6,438,000
                                                                                    ---------------
                                                                                    $   134,176,860
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.8%
---------------------------------------------------------------------------------------------------
Clorox Co.                                                             125,000      $     6,942,500
Colgate-Palmolive Co.                                                  435,490           22,989,517
Estee Lauder Cos., Inc., "A"^                                          513,000           17,867,790
Gillette Co.                                                           405,220           23,583,804
Kimberly-Clark Corp.                                                   475,400           28,300,562
                                                                                    ---------------
                                                                                    $    99,684,173
---------------------------------------------------------------------------------------------------
Containers - 0.8%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                3,875,160      $    79,905,799
Smurfit-Stone Container Corp.*                                       1,194,020           12,370,047
                                                                                    ---------------
                                                                                    $    92,275,846
---------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"^                                           257,740      $    17,820,144
Emerson Electric Co.                                                    81,250            5,833,750
General Electric Co.                                                 2,307,860           77,705,646
Hubbell, Inc., "B"^                                                    326,910           15,341,886
MSC Industrial Direct Co., Inc., "A"^                                  200,000            6,634,000
Tyco International Ltd.^                                             3,584,480           99,827,768
W.W. Grainger, Inc.^                                                   284,990           17,931,571
                                                                                    ---------------
                                                                                    $   241,094,765
---------------------------------------------------------------------------------------------------
Electronics - 0.5%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   783,430      $    29,096,590
Diebold, Inc.                                                          100,000            3,446,000
Novellus Systems, Inc.^*                                               200,000            5,016,000
Samsung Electronics Co. Ltd., GDR                                       43,020           12,239,190
Xilinx, Inc.^                                                          332,950            9,272,657
                                                                                    ---------------
                                                                                    $    59,070,437
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
---------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                   1,878,550      $   128,943,672
EnCana Corp.                                                           639,070           37,264,172
EOG Resources, Inc.^                                                   415,530           31,123,197
Newfield Exploration Co.^*                                             150,000            7,365,000
Noble Energy, Inc.                                                     150,000            7,035,000
Range Resources Corp.^                                                 240,000            9,266,400
                                                                                    ---------------
                                                                                    $   220,997,441
---------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp.^                                                    310,860      $    42,743,250
BP PLC, ADR                                                            457,620           32,422,377
Chevron Corp.                                                          731,595           47,356,144
ConocoPhillips                                                       1,671,020          116,821,008
Exxon Mobil Corp.                                                    1,978,108          125,688,982
TOTAL S.A., ADR^                                                       785,390          106,671,670
                                                                                    ---------------
                                                                                    $   471,703,431
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
---------------------------------------------------------------------------------------------------
Kroger Co.^*                                                           300,000      $     6,177,000
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
---------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                             793,135      $    19,558,709
Coca-Cola Co.                                                          685,590           29,610,632
H.J. Heinz Co.                                                       1,071,610           39,156,629
Kellogg Co.                                                            744,440           34,341,017
Nestle S.A                                                              46,538           13,627,894
PepsiCo, Inc.^                                                         680,320           38,580,947
Sara Lee Corp.^                                                        814,390           15,432,691
                                                                                    ---------------
                                                                                    $   190,308,519
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
---------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                       1,489,170      $    42,098,836
International Paper Co.^                                               736,550           21,949,190
MeadWestvaco Corp.^                                                    616,300           17,022,206
                                                                                    ---------------
                                                                                    $    81,070,232
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
---------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                     500,000      $     5,920,000
Tupperware Corp.                                                       153,900            3,505,842
                                                                                    ---------------
                                                                                    $     9,425,842
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
---------------------------------------------------------------------------------------------------
Cendant Corp.                                                        1,399,270      $    28,880,933
International Game Technology^                                         364,480            9,840,960
                                                                                    ---------------
                                                                                    $    38,721,893
---------------------------------------------------------------------------------------------------
General Merchandise - 0.7%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           1,666,410      $    33,111,567
Wal-Mart Stores, Inc.                                                1,335,420           58,518,104
                                                                                    ---------------
                                                                                    $    91,629,671
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0%
---------------------------------------------------------------------------------------------------
CIGNA Corp.                                                             50,000      $     5,893,000
---------------------------------------------------------------------------------------------------
Insurance - 3.1%
---------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                            231,930      $    10,506,429
Allstate Corp.                                                       1,895,470          104,800,536
Chubb Corp.^                                                           138,650           12,416,108
Conseco, Inc.*                                                       2,351,530           49,640,798
Endurance Specialty Holdings Ltd.                                      225,000            7,674,750
Genworth Financial, Inc., "A"                                        1,393,790           44,935,790
Hartford Financial Services Group, Inc.^                               637,985           49,233,302
Lincoln National Corp.^                                                512,870           26,679,497
MetLife, Inc.                                                        1,290,990           64,330,032
MGIC Investment Corp.                                                   90,000            5,778,000
                                                                                    ---------------
                                                                                    $   375,995,242
---------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
---------------------------------------------------------------------------------------------------
Hasbro, Inc.^                                                          738,350      $    14,508,577
Mattel, Inc.^                                                        1,361,390           22,707,985
                                                                                    ---------------
                                                                                    $    37,216,562
---------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
---------------------------------------------------------------------------------------------------
Deere & Co.^                                                           870,470      $    53,272,764
Finning International, Inc.                                             83,530            2,880,246
Finning International, Inc.##                                           27,520              948,933
Illinois Tool Works, Inc.                                              487,790           40,159,751
Ingersoll-Rand Co. Ltd., "A"                                           284,860           10,890,198
Precision Castparts Corp.                                              502,760           26,696,556
Sandvik AB                                                             160,830            7,991,952
                                                                                    ---------------
                                                                                    $   142,840,400
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
---------------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                   1,000,000      $     4,140,000
Tenet Healthcare Corp.^*                                             4,503,130           50,570,150
                                                                                    ---------------
                                                                                    $    54,710,150
---------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
---------------------------------------------------------------------------------------------------
Baxter International, Inc.^                                            187,680      $     7,482,802
Boston Scientific Corp.^*                                              670,100           15,660,237
                                                                                    ---------------
                                                                                    $    23,143,039
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
---------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                      60,000      $     2,196,004
Aber Diamond Corp.##                                                    67,000            2,452,205
BHP Billiton PLC                                                     1,075,660           17,373,369
                                                                                    ---------------
                                                                                    $    22,021,578
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
---------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                    611,800      $    22,703,898
Sempra Energy                                                          460,455           21,669,012
                                                                                    ---------------
                                                                                    $    44,372,910
---------------------------------------------------------------------------------------------------
Network & Telecom - 1.3%
---------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.^*                                         130,000      $     2,971,800
Cisco Systems, Inc.*                                                 1,042,640           18,694,535
Nokia Corp., ADR                                                     3,063,300           51,800,403
Nortel Networks Corp.^*                                             25,884,160           84,382,362
                                                                                    ---------------
                                                                                    $   157,849,100
---------------------------------------------------------------------------------------------------
Oil Services - 1.7%
---------------------------------------------------------------------------------------------------
BJ Services Co.^                                                       906,710      $    32,632,493
Cooper Cameron Corp.*                                                  286,130           21,153,591
GlobalSantaFe Corp.^                                                 1,670,470           76,206,841
Noble Corp.^                                                           975,950           66,813,537
Pride International, Inc.*                                             250,000            7,127,500
                                                                                    ---------------
                                                                                    $   203,933,962
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.6%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                  1,578,870      $    66,944,088
Eli Lilly & Co.                                                         92,400            4,945,248
Endo Pharmaceuticals Holdings, Inc.^*                                  240,000            6,400,800
Johnson & Johnson                                                    1,652,430          104,565,770
Merck & Co., Inc.^                                                   4,156,220          113,090,746
Pfizer, Inc.                                                           276,420            6,902,207
Wyeth                                                                3,052,380          141,233,623
                                                                                    ---------------
                                                                                    $   444,082,482
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
---------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.^                                                   374,970      $    22,003,240
Lee Enterprises, Inc.                                                   50,200            2,132,496
New York Times Co., "A"^                                               424,620           12,632,445
Reed Elsevier PLC                                                    1,800,440           16,650,899
Tribune Co.^                                                           399,230           13,529,905
Washington Post Co., "B"^                                                7,000            5,617,500
                                                                                    ---------------
                                                                                    $    72,566,485
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
---------------------------------------------------------------------------------------------------
Aries Maritime Transport Ltd.*                                         215,270      $     3,229,050
Burlington Northern Santa Fe Corp.                                     426,420           25,499,916
Eagle Bulk Shipping, Inc.^*                                            178,130            3,054,929
Norfolk Southern Corp.                                                 484,500           19,651,320
Quintana Maritime Ltd.^                                                558,300            6,308,790
                                                                                    ---------------
                                                                                    $    57,744,005
---------------------------------------------------------------------------------------------------
Real Estate - 0.6%
---------------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.^                                       96,800      $     1,253,560
Boston Properties, Inc.                                                 75,000            5,317,500
CBL & Associates Properties, Inc.^                                     100,000            4,099,000
Crescent Real Estate Equities Co.^                                      60,300            1,236,753
Developers Diversified Realty Corp.^                                   100,000            4,670,000
DiamondRock Hospitality Co.^                                           151,440            1,779,420
Digital Realty Trust, Inc.^                                            400,000            7,200,000
Equity Residential                                                     250,000            9,462,500
General Growth Properties, Inc.^                                       110,000            4,942,300
HomeBanc Corp.^                                                        900,000            6,948,000
Hospitality Properties Trust^                                           79,000            3,385,940
Regency Centers Corp.                                                  100,000            5,745,000
Simon Property Group, Inc.^                                            100,000            7,412,000
SL Green Realty Corp.^                                                 125,000            8,522,500
Spirit Finance Corp.^                                                  112,640            1,267,200
                                                                                    ---------------
                                                                                    $    73,241,673
---------------------------------------------------------------------------------------------------
Restaurants - 0.2%
---------------------------------------------------------------------------------------------------
McDonald's Corp.                                                       606,540      $    20,313,025
Outback Steakhouse, Inc.^                                              125,000            4,575,000
                                                                                    ---------------
                                                                                    $    24,888,025
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                        718,770      $    39,632,978
L'Air Liquide S.A., Bearer Shares^                                      31,540            5,801,363
Lyondell Chemical Co.^                                                 400,000           11,448,000
Praxair, Inc.                                                          152,880            7,327,538
                                                                                    ---------------
                                                                                    $    64,209,879
---------------------------------------------------------------------------------------------------
Specialty Stores - 1.7%
---------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.^                                           1,217,730      $    20,896,247
Gap, Inc.                                                            5,067,170           88,320,773
Lowe's Cos., Inc.                                                      244,100           15,720,040
OfficeMax, Inc.^                                                     1,296,650           41,064,906
PETsMART, Inc.                                                         250,000            5,445,000
Sports Authority, Inc.^*                                               150,000            4,416,000
TJX Cos., Inc.^                                                      1,633,060           33,445,069
                                                                                    ---------------
                                                                                    $   209,308,035
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
---------------------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                                  76,830      $     1,859,286
Vodafone Group PLC                                                  12,658,540           32,922,226
Vodafone Group PLC, ADR^                                             1,054,325           27,380,820
                                                                                    ---------------
                                                                                    $    62,162,332
---------------------------------------------------------------------------------------------------
Telephone Services - 2.9%
---------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                      100,000      $     3,498,000
IDT Corp., "B"^*                                                       328,000            3,998,320
SBC Communications, Inc.                                             1,283,808           30,772,878
Sprint Nextel Corp.                                                  7,028,640          167,141,059
Verizon Communications, Inc.                                         4,614,604          150,851,405
                                                                                    ---------------
                                                                                    $   356,261,662
---------------------------------------------------------------------------------------------------
Tobacco - 1.1%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                   1,892,870      $   139,523,448
---------------------------------------------------------------------------------------------------
Trucking - 0.1%
---------------------------------------------------------------------------------------------------
CNF, Inc.^                                                             252,150      $    13,237,875
Genco Shipping & Trading Ltd.^*                                        212,000            4,042,840
                                                                                    ---------------
                                                                                    $    17,280,715
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
---------------------------------------------------------------------------------------------------
AES Corp.*                                                             308,400      $     5,067,012
Calpine Corp.*                                                      11,401,595           29,530,131
Dominion Resources, Inc.^                                              936,720           80,689,061
Entergy Corp.                                                          367,270           27,295,506
Exelon Corp.^                                                          540,430           28,880,579
FPL Group, Inc.^                                                       176,090            8,381,884
Northeast Utilities                                                    179,800            3,587,010
Pinnacle West Capital Corp.^                                           250,890           11,059,231
PPL Corp.^                                                           1,176,300           38,029,779
Public Service Enterprise Group, Inc.^                                 161,900           10,419,884
Southern Co.^                                                          307,820           11,007,643
TXU Corp.                                                              122,060           13,778,133
                                                                                    ---------------
                                                                                    $   267,725,853
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,991,531,421)                                      $ 7,097,485,428
---------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------
Bonds - 38.2%
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
---------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                 $  5,513,000      $     6,794,767
News America, Inc., 6.2%, 2034                                       8,185,000            8,197,359
                                                                                    ---------------
                                                                                    $    14,992,126
---------------------------------------------------------------------------------------------------
Aerospace - 0.3%
---------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                  $ 20,121,000      $    21,926,296
Northrop Grumman Corp., 7.75%, 2031                                 12,400,000           16,014,092
                                                                                    ---------------
                                                                                    $    37,940,388
---------------------------------------------------------------------------------------------------
Agency - Other - 0%
---------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                      $  2,850,000      $     4,162,134
---------------------------------------------------------------------------------------------------
Airlines - 0.1%
---------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                          $  8,932,627      $     8,634,146
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
---------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035##                          $  8,741,000      $     8,566,914
Miller Brewing Co., 5.5%, 2013##                                    15,436,000           15,806,927
                                                                                    ---------------
                                                                                    $    24,373,841
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.9%
---------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008             $ 10,649,412      $    10,576,106
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8%, 2031                                                           2,670,196            2,726,442
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                         6,968,510            7,024,633
Blackrock Capital Finance LP, 7.75%, 2026##                          1,909,295            1,915,261
Capital One Auto Finance Trust, 4.79%, 2009                         11,007,447           11,012,623
Chase Commercial Mortgage Securities Corp., 6.39%, 2030             10,029,000           10,476,757
Chase Commercial Mortgage Securities Corp., 7.543%, 2032             1,714,416            1,811,833
Citibank Credit Card Issuance Trust, 6.65%, 2008                    17,900,000           18,138,575
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035             7,358,000            7,325,509
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035               432,000              428,461
CPS Auto Receivables Trust, 2.89%, 2009##                              590,452              578,366
Credit Suisse First Boston Mortgage Securities Corp.,
6.38%, 2035                                                          3,692,000            3,925,871
CRIIMI MAE CMBS Corp., 6.701%, 2030##                                4,350,000            4,420,850
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                     5,500,000            5,652,969
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031              9,374,743            9,682,880
Falcon Franchise Loan LLC, 7.382%, 2010##                            2,837,022            2,962,721
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                   595,457              595,026
Greenwich Capital Commercial Funding Corp., FRN,
5.317%, 2036                                                         3,468,895            3,543,769
Greenwich Capital Commercial Funding Corp.,
4.305%, 2042                                                         5,165,031            5,070,875
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.78%, 2042                                                          8,040,000            7,848,736
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                        11,782,189           11,816,077
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3833%, 2041                                                        2,279,327            2,320,064
J.P. Morgan Commercial Mortgage Finance Corp.,
6.613%, 2030                                                         3,519,231            3,626,346
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                         20,000,000           21,205,862
Morgan Stanley Capital I, Inc., 5.168%, 2042                         4,603,980            4,652,924
Morgan Stanley Capital I, Inc., FRN, 0.7538%, 2030##^^             314,862,165            6,130,807
Mortgage Capital Funding, Inc., 6.337%, 2031                        13,190,554           13,609,290
Multi-Family Capital Access One, Inc., 6.65%, 2024                   2,725,976            2,836,829
Residential Asset Mortgage Products, Inc., 3.8%, 2030                5,344,368            5,321,821
Residential Asset Mortgage Products, Inc., FRN,
4.9708%, 2034                                                        5,243,000            5,081,765
Residential Asset Mortgage Products, Inc., 4.109%, 2035              5,402,087            5,309,200
Structured Asset Securities Corp., 4.67%, 2035                      18,482,089           18,235,545
Wachovia Bank Commercial Mortgage Trust, FRN,
4.847%, 2041                                                         6,345,000            6,268,138
Wachovia Bank Commercial Mortgage Trust, FRN,
5.083%, 2042                                                        11,945,166           11,992,255
                                                                                    ---------------
                                                                                    $   234,125,186
---------------------------------------------------------------------------------------------------
Automotive - 0.3%
---------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                       $  5,402,000      $     4,213,560
Ford Motor Credit Co., 4.95%, 2008                                   4,460,000            4,244,301
Ford Motor Credit Co., 5.7%, 2010                                   11,680,000           10,610,240
General Motors Acceptance Corp., 5.85%, 2009                         6,751,000            6,286,416
General Motors Acceptance Corp., 7.25%, 2011                         3,742,000            3,479,630
General Motors Corp., 8.375%, 2033                                  10,585,000            8,256,300
                                                                                    ---------------
                                                                                    $    37,090,447
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.0%
---------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
FRN to 2049                                                       $  9,960,000      $    13,870,485
Bank of America Corp., 7.4%, 2011                                   25,548,000           28,531,061
Bank of America Corp., 5.375%, 2014                                  4,940,000            5,088,763
Barclays Bank PLC, FRN, 6.86%, 2032##                                4,948,000            5,497,431
Citigroup, Inc., 5%, 2014                                           28,790,000           28,634,563
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                 8,873,000            8,649,090
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                 7,652,000            7,657,418
DBS Capital Funding Corp., 7.657% to 2011,
FRN to 2049##                                                        7,327,000            8,200,019
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##               5,386,000            5,672,492
J.P. Morgan Chase & Co., 5.125%, 2014                               12,368,000           12,336,894
Mizuho Financial Group, Inc., 5.79%, 2014##                          5,886,000            6,130,881
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                   2,712,000            2,952,622
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                     $  5,684,000            5,694,692
Popular North America, Inc., 4.25%, 2008                             9,579,000            9,454,588
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                    8,870,000            9,392,753
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                16,307,000           17,165,123
UFJ Finance Aruba AEC, 6.75%, 2013                                   6,419,000            7,048,415
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049##                                                       11,444,000           13,451,163
Wachovia Corp., 5.25%, 2014                                         19,574,000           19,848,467
Wells Fargo & Co., 6.45%, 2011                                      20,780,000           22,363,187
                                                                                    ---------------
                                                                                    $   237,640,107
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.4%
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                            $  9,350,000      $     8,847,437
TCI Communications Financing III, 9.65%, 2027                       23,129,000           25,329,054
Time Warner Entertainment Co. LP, 10.15%, 2012                       3,471,000            4,353,519
Time Warner Entertainment Co. LP, 8.375%, 2033                       5,419,000            6,783,889
                                                                                    ---------------
                                                                                    $    45,313,899
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                             $ 13,532,000      $    14,035,147
Lehman Brothers Holdings, Inc., 8.25%, 2007                          8,368,000            8,841,788
Merrill Lynch & Co., Inc., 5.45%, 2014                              11,403,000           11,714,119
Morgan Stanley Group, Inc., 6.75%, 2011                              8,407,000            9,145,462
Morgan Stanley Group, Inc., 4.75%, 2014                              6,929,000            6,684,857
                                                                                    ---------------
                                                                                    $    50,421,373
---------------------------------------------------------------------------------------------------
Building - 0.1%
---------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                              $  8,021,000      $     8,813,996
---------------------------------------------------------------------------------------------------
Chemicals - 0.1%
---------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                     $  7,310,000      $     7,560,185
Dow Chemical Co., 6%, 2012                                           3,479,000            3,684,132
                                                                                    ---------------
                                                                                    $    11,244,317
---------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
---------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                      $  8,542,000      $     9,340,993
Tyco International Group S.A., 6.75%, 2011                           7,396,000            7,988,471
                                                                                    ---------------
                                                                                    $    17,329,464
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
---------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                       $ 11,036,000      $    11,241,082
---------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
---------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                          $  9,873,000      $    10,525,842
BAE Systems Holdings, Inc., 5.2%, 2015##                             6,502,000            6,412,532
Raytheon Co., 6.15%, 2008                                            5,963,000            6,199,797
                                                                                    ---------------
                                                                                    $    23,138,171
---------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0%
---------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                  $  1,533,000      $     1,874,092
---------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
---------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                     $  6,850,000      $     6,636,951
United Mexican States, 6.625%, 2015^                                12,538,000           13,622,537
United Mexican States, 7.5%, 2033                                    4,912,000            5,697,920
                                                                                    ---------------
                                                                                    $    25,957,408
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
---------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                        $  4,785,000      $     5,259,758
EnCana Holdings Finance Corp., 5.8%, 2014                            6,392,000            6,731,990
Ocean Energy, Inc., 7.25%, 2011                                      3,278,000            3,650,630
                                                                                    ---------------
                                                                                    $    15,642,378
---------------------------------------------------------------------------------------------------
Energy - Integrated - 0%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $  3,410,000      $     3,978,283
---------------------------------------------------------------------------------------------------
Entertainment - 0.1%
---------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                        $  3,800,000      $     4,115,328
Walt Disney Co., 6.75%, 2006                                         3,127,000            3,162,135
Walt Disney Co., 6.375%, 2012                                        7,481,000            8,035,619
                                                                                    ---------------
                                                                                    $    15,313,082
---------------------------------------------------------------------------------------------------
Financial Institutions - 0.2%
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                       $  3,572,000      $     3,765,352
General Electric Capital Corp., 8.75%, 2007                          3,073,000            3,275,468
General Electric Capital Corp., 5.45%, 2013                          2,383,000            2,466,994
General Electric Capital Corp., 6.75%, 2032                          2,976,000            3,500,455
SLM Corp., 4%, 2009                                                  6,959,000            6,835,603
                                                                                    ---------------
                                                                                    $    19,843,872
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
---------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                             $ 14,906,000      $    14,901,066
Kraft Foods, Inc., 6.25%, 2012                                       8,279,000            8,840,366
                                                                                    ---------------
                                                                                    $    23,741,432
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
---------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                    $  3,975,000      $     4,178,035
Weyerhaeuser Co., 6.75%, 2012                                        9,165,000            9,903,268
                                                                                    ---------------
                                                                                    $    14,081,303
---------------------------------------------------------------------------------------------------
Insurance - 0.4%
---------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009              $  9,589,000      $     9,896,433
American International Group, Inc., 4.25%, 2013                     10,064,000            9,609,117
Genworth Financial, Inc., 5.75%, 2014                                4,310,000            4,516,544
MetLife, Inc., 6.5%, 2032                                            3,231,000            3,558,904
Prudential Financial, Inc., 4.5%, 2013                              10,563,000           10,225,734
Prudential Financial, Inc., 5.1%, 2014                               4,071,000            4,074,208
Prudential Funding Corp., 6.6%, 2008##                               7,538,000            7,941,366
                                                                                    ---------------
                                                                                    $    49,822,306
---------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
---------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                              $  9,413,000      $     9,575,760
Allstate Corp., 5.55%, 2035                                          8,842,000            8,532,786
Fund American Cos., Inc., 5.875%, 2013                               6,030,000            6,031,061
Travelers Property Casualty Corp., 6.375%, 2033                      3,800,000            3,943,344
                                                                                    ---------------
                                                                                    $    28,082,951
---------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.2%
---------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                          $ 16,520,000      $    17,846,060
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
---------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                            $  1,950,000      $     2,153,580
HCA, Inc., 6.95%, 2012                                               7,564,000            7,780,595
                                                                                    ---------------
                                                                                    $     9,934,175
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
---------------------------------------------------------------------------------------------------
Alcan, Inc., 5.75%, 2035                                          $  8,762,000      $     8,614,308
---------------------------------------------------------------------------------------------------
Mortgage Backed - 13.6%
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                          $ 16,001,000      $    16,378,539
Fannie Mae, 6.33%, 2011                                              1,672,159            1,770,976
Fannie Mae, 4.667%, 2013                                               991,611              981,562
Fannie Mae, 4.01%, 2013                                              1,063,430            1,011,959
Fannie Mae, 4.019%, 2013                                             4,189,156            3,992,029
Fannie Mae, 4.63%, 2014                                              2,637,629            2,595,712
Fannie Mae, 4.518%, 2014                                             9,557,707            9,377,324
Fannie Mae, 4.846%, 2014                                             5,642,159            5,650,329
Fannie Mae, 4.925%, 2015                                            16,440,347           16,540,191
Fannie Mae, 6%, 2016 - 2035                                        191,982,818          195,860,462
Fannie Mae, 5.5%, 2017 - 2035                                      571,626,592          572,928,385
Fannie Mae, 5%, 2018 - 2035                                        115,584,018          114,628,964
Fannie Mae, 4.5%, 2018 - 2035                                       95,815,713           93,587,975
Fannie Mae, 4.88%, 2020                                                909,399              910,405
Fannie Mae, 6.5%, 2028 - 2034                                       67,696,631           69,760,542
Fannie Mae, 7.5%, 2030 - 2032                                        2,327,925            2,464,989
Freddie Mac, 6.5%, 2015 - 2035                                      27,567,940           28,350,526
Freddie Mac, 6%, 2016 - 2035                                        95,915,950           97,862,448
Freddie Mac, 5%, 2017 - 2035                                       114,828,168          113,495,794
Freddie Mac, 4.5%, 2019 - 2035                                      32,171,968           31,338,355
Freddie Mac, 5.5%, 2019 - 2035                                     134,806,808          135,284,260
Ginnie Mae, 7.5%, 2023 - 2028                                          545,242              580,069
Ginnie Mae, 6.5%, 2028 - 2034                                       11,252,888           11,717,194
Ginnie Mae, 6%, 2032 - 2035                                         44,492,848           45,519,880
Ginnie Mae, 5.5%, 2032 - 2035                                       63,235,217           63,869,796
Ginnie Mae, 4.5%, 2033 - 2034                                       11,381,660           10,922,171
Ginnie Mae, 5%, 2034                                                10,395,731           10,293,977
                                                                                    ---------------
                                                                                    $ 1,657,674,813
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
---------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                  $  4,465,000      $     5,150,779
Kinder Morgan Energy Partners LP, 6.75%, 2011                        8,013,000            8,642,974
Kinder Morgan Energy Partners LP, 7.75%, 2032                        4,181,000            5,080,831
                                                                                    ---------------
                                                                                    $    18,874,584
---------------------------------------------------------------------------------------------------
Network & Telecom - 0.7%
---------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                      $  8,131,000      $     8,739,914
Deutsche Telekom International Finance B.V., 8.75%, 2030            11,833,000           15,276,628
France Telecom S.A., 7.75%, 2011                                     3,322,000            3,772,028
PCCW-HKTC Capital II Ltd., 6%, 2013##                                7,734,000            7,991,078
SBC Communications, Inc., 5.1%, 2014                                 7,034,000            6,970,096
SBC Communications, Inc., 6.15%, 2034                                4,121,000            4,217,258
Telecom Italia Capital, 5.25%, 2013                                  4,186,000            4,156,321
Telecom Italia Capital, 6%, 2034##                                   5,603,000            5,490,626
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                 5,862,000            5,931,699
Verizon New York, Inc., 6.875%, 2012                                19,974,000           21,368,145
                                                                                    ---------------
                                                                                    $    83,913,793
---------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                       $  6,067,000      $     6,265,118
---------------------------------------------------------------------------------------------------
Oils - 0.1%
---------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                 $ 12,750,000      $    14,000,163
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                 $  9,364,000      $     9,603,344
---------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
---------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                $  5,568,000      $     6,268,866
Waste Management, Inc., 7.375%, 2010                                 7,332,000            8,062,678
                                                                                    ---------------
                                                                                    $    14,331,544
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
---------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                            $  3,864,000      $     4,186,864
Union Pacific Corp., 6.125%, 2012                                    2,772,000            2,940,557
Union Pacific Corp., 5.375%, 2014                                    6,819,000            6,957,896
                                                                                    ---------------
                                                                                    $    14,085,317
---------------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                 $  2,006,000      $     1,956,388
EOP Operating LP, 6.8%, 2009                                        10,663,000           11,250,755
EOP Operating Ltd., 8.1%, 2010                                       4,805,000            5,392,017
HRPT Properties Trust, 6.25%, 2016                                   6,488,000            6,810,330
Kimco Realty Corp., 6%, 2012                                         1,750,000            1,839,345
Simon Property Group LP, 5.1%, 2015                                 11,785,000           11,551,527
Vornado Realty Trust, 5.625%, 2007                                  15,542,000           15,671,558
Vornado Realty Trust, 4.75%, 2010                                    5,141,000            5,058,446
                                                                                    ---------------
                                                                                    $    59,530,366
---------------------------------------------------------------------------------------------------
Retailers - 0.1%
---------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                $  8,947,000      $     8,658,325
---------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
---------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                           $  9,469,000      $    10,168,721
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
---------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                         $  3,877,000      $     3,922,020
AT&T Wireless Services, Inc., 8.75%, 2031                            4,462,000            6,022,799
Cingular Wireless LLC, 6.5%, 2011                                    3,924,000            4,251,681
Sprint Capital Corp., 6.875%, 2028                                   8,433,000            9,315,733
Verizon Wireless Capital LLC, 5.375%, 2006                             625,000              631,066
                                                                                    ---------------
                                                                                    $    24,143,299
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
---------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                            $  9,559,000      $     9,526,404
Fannie Mae, 3.25%, 2006                                             18,174,000           18,015,904
Fannie Mae, 3%, 2007                                                14,225,000           13,952,662
Fannie Mae, 5.25%, 2007                                            104,292,000          105,605,036
Fannie Mae, 6.625%, 2009 - 2010                                     54,063,000           58,586,343
Fannie Mae, 6%, 2011                                                25,300,000           27,066,724
Fannie Mae, 4.625%, 2014                                            13,963,000           13,967,468
Federal Home Loan Bank, 3.25%, 2006                                 18,095,000           17,943,147
Federal Home Loan Bank, 3.75%, 2006                                 57,110,000           56,701,835
Federal Home Loan Bank, 3.9%, 2008                                   7,020,000            6,937,304
Freddie Mac, 3.75%, 2006                                            25,296,000           25,118,220
Freddie Mac, 4.125%, 2009                                           12,017,000           11,838,511
Freddie Mac, 4.875%, 2013                                           83,650,000           85,005,130
Small Business Administration, 8.8%, 2011                               53,277               55,984
Small Business Administration, 4.35%, 2023                           2,373,959            2,316,772
Small Business Administration, 4.77%, 2024                           6,107,396            6,092,462
Small Business Administration, 5.18%, 2024                           9,807,935            9,976,752
Small Business Administration, 5.52%, 2024                           5,817,502            6,009,430
Small Business Administration, 4.99%, 2024                           8,192,638            8,254,270
Small Business Administration, 4.95%, 2025                           6,793,221            6,824,138
                                                                                    ---------------
                                                                                    $   489,794,496
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 8.9%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                $  8,317,000      $     9,350,778
U.S. Treasury Bonds, 9.875%, 2015                                   10,990,000           15,863,384
U.S. Treasury Bonds, 6.25%, 2023                                   189,787,000          226,936,287
U.S. Treasury Bonds, 5.375%, 2031                                   25,828,000           28,935,418
U.S. Treasury Notes, 5.875%, 2005                                   11,089,000           11,118,452
U.S. Treasury Notes, 6.875%, 2006                                    9,757,000            9,922,410
U.S. Treasury Notes, 7%, 2006                                      103,704,000          105,972,525
U.S. Treasury Notes, 4.375%, 2007                                   22,825,000           22,900,779
U.S. Treasury Notes, 6.625%, 2007                                   29,735,000           30,888,391
U.S. Treasury Notes, 5.625%, 2008                                  156,926,000          162,461,251
U.S. Treasury Notes, 4.75%, 2008                                   200,466,000          203,684,482
U.S. Treasury Notes, 4%, 2009                                       26,274,000           26,093,366
U.S. Treasury Notes, 6.5%, 2010                                     71,431,000           77,831,860
U.S. Treasury Notes, 3.875%, 2013                                   12,085,000           11,773,908
U.S. Treasury Notes, 4.75%, 2014                                     9,141,000            9,417,369
U.S. Treasury Notes, 4.125%, 2015                                   30,980,000           30,446,308
U.S. Treasury Notes, TIPS, 4.25%, 2010                              41,230,277           46,118,333
U.S. Treasury Notes, TIPS, 3%, 2012                                 53,499,838           58,218,684
                                                                                    ---------------
                                                                                    $ 1,087,933,985
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.2%
---------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                             $  8,768,000      $     8,584,196
DTE Energy Co., 7.05%, 2011                                          7,570,000            8,250,217
Duke Capital Corp., 8%, 2019                                         9,217,000           11,191,447
Exelon Generation Co. LLC, 6.95%, 2011                              13,327,000           14,535,026
FirstEnergy Corp., 6.45%, 2011                                      13,306,000           14,167,763
MidAmerican Energy Holdings Co., 3.5%, 2008                          5,589,000            5,397,990
MidAmerican Energy Holdings Co., 5.875%, 2012                        2,667,000            2,782,766
MidAmerican Funding LLC, 6.927%, 2029                               12,485,000           14,231,389
Niagara Mohawk Power Corp., 7.75%, 2006                             14,960,000           15,262,641
Northeast Utilities, 8.58%, 2006                                     2,573,394            2,635,336
Oncor Electric Delivery Co., 7%, 2022                               11,145,000           12,484,105
Pacific Gas & Electric Co., 4.8%, 2014                               6,990,000            6,834,703
PSEG Power LLC, 6.95%, 2012                                          3,855,000            4,205,670
PSEG Power LLC, 8.625%, 2031                                         5,075,000            6,587,578
System Energy Resources, Inc., 5.129%, 2014##                        5,370,905            5,255,431
TXU Energy Co., 7%, 2013                                             3,152,000            3,421,890
W3A Funding Corp., 8.09%, 2017                                       7,119,884            7,704,711
                                                                                    ---------------
                                                                                    $   143,532,859
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $4,634,718,361)                                       $ 4,643,703,054
---------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES             $ VALUE
---------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 1.1%
---------------------------------------------------------------------------------------------------
Automotive - 0%
---------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%^                                 100,000      $     3,645,000
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.3%
---------------------------------------------------------------------------------------------------
Conseco, Inc., 5.5%                                                    300,000      $     8,022,000
Fannie Mae, 5.375%                                                          97            8,870,728
Sovereign Capital Trust IV, 4.375%                                     200,000            8,825,000
State Street Corp., 6.75%                                               20,000            4,308,000
Washington Mutual, Inc., 5.375%^                                       100,000            5,225,000
                                                                                    ---------------
                                                                                    $    35,250,728
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.1%
---------------------------------------------------------------------------------------------------
Lazard Ltd., 6.625%^                                                   116,100      $     2,950,101
Lehman Brothers Holdings, Inc., 6.25%^                                  95,000            2,475,700
                                                                                    ---------------
                                                                                    $     5,425,801
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0%
---------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25%                                         80,400      $     3,545,640
---------------------------------------------------------------------------------------------------
Containers - 0.1%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75%                                            150,000      $     5,535,000
---------------------------------------------------------------------------------------------------
Insurance - 0.3%
---------------------------------------------------------------------------------------------------
Chubb Corp., 7%                                                        300,000      $     9,807,000
Citigroup Funding, Inc., 4.583%                                        219,070            6,872,226
Hartford Financial Services Group, Inc., 6%                            150,000           10,407,000
MetLife, Inc., 6.375%                                                   83,330            2,339,073
Travelers Property Casualty Corp., 4.5%^                               300,000            7,218,000
XL Capital Ltd., 6.5%^                                                 172,000            3,926,760
                                                                                    ---------------
                                                                                    $    40,570,059
---------------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
---------------------------------------------------------------------------------------------------
Baxter International, Inc., 7%^                                        200,000      $    11,400,000
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0%
---------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 5%##                                                 2,100      $       432,075
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
---------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                   8,300      $    10,245,312
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Schering - Plough Corp., 6%                                            100,000      $     5,423,000
---------------------------------------------------------------------------------------------------
Pollution Control - 0%
---------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 6.25%                                     8,200      $     2,101,250
---------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0%
---------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.5%##                             3,000      $     3,313,500
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
---------------------------------------------------------------------------------------------------
Tribune Co., 2%                                                         50,000      $     4,131,250
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0%
---------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                              17,000      $       885,360
---------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$124,423,424)                                                                       $   131,903,975
---------------------------------------------------------------------------------------------------
Preferred Stocks - 0%
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0%
---------------------------------------------------------------------------------------------------
New Century Financial Corp., 9.125%                                    200,000      $     4,820,000
---------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $5,000,000)                                $     4,820,000
---------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------
Convertible Bonds - 1.2%
---------------------------------------------------------------------------------------------------
Automotive - 0%
---------------------------------------------------------------------------------------------------
SPX Corp., 0%, 2021                                               $  3,000,000      $     1,953,750
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.1%
---------------------------------------------------------------------------------------------------
GATX Corp., 7.5%, 2007                                            $  2,000,000      $     2,490,000
Navistar International Corp., 4.75%, 2009                            1,500,000            1,425,000
Providian Financial Corp., 2.75%, 2016                               3,000,000            3,738,750
                                                                                    ---------------
                                                                                    $     7,653,750
---------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
---------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25%, 2023                                        $  5,000,000      $     5,731,250
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
---------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                        $  2,000,000      $     1,980,000
Interpublic Group of Cos., Inc., 4.5%, 2023                          2,970,000            3,463,762
LIN TV Corp., 2.5%, 2033##                                           2,000,000            1,772,500
                                                                                    ---------------
                                                                                    $     7,216,262
---------------------------------------------------------------------------------------------------
Business Services - 0%
---------------------------------------------------------------------------------------------------
Grey Global Group, Inc., 5%, 2033##                               $  2,000,000      $     2,315,000
---------------------------------------------------------------------------------------------------
Computer Software - 0%
---------------------------------------------------------------------------------------------------
VERITAS Software Corp., 0.25%, 2013                                  $2,000,000          $1,925,000
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0%
---------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.75%, 2024##                                 $  1,000,000      $       911,250
BearingPoint, Inc., 2.5%, 2024##                                     1,000,000              923,750
                                                                                    ---------------
                                                                                    $     1,835,000
---------------------------------------------------------------------------------------------------
Conglomerates - 0%
---------------------------------------------------------------------------------------------------
Tyco International Group S.A., 3.125%, 2023                       $  3,000,000      $     3,971,250
---------------------------------------------------------------------------------------------------
Containers - 0%
---------------------------------------------------------------------------------------------------
Sealed Air Corp., 3%, 2033##                                      $  3,500,000      $     3,364,375
---------------------------------------------------------------------------------------------------
Electronics - 0.1%
---------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5%, 2009                                   $  2,000,000      $     2,000,000
ASM International N.V., 5%, 2005##                                   2,000,000            2,007,500
Atmel Corp., 0%, 2021                                                7,000,000            3,298,750
Fairchild Semiconductor Corp., 5%, 2008                              1,500,000            1,477,500
LSI Logic Corp., 4%, 2010                                            3,000,000            3,165,000
LSI Logic Corp., 4%, 2006                                            1,496,000            1,486,650
                                                                                    ---------------
                                                                                    $    13,435,400
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
---------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023^                                $ 13,000,000      $    14,836,250
Royal Caribbean Cruises Ltd., 0%, 2021                               5,000,000            3,381,250
Starwood Hotels & Resorts Worldwide, Inc., 3.5%, 2023                2,830,000            3,328,788
                                                                                    ---------------
                                                                                    $    21,546,288
---------------------------------------------------------------------------------------------------
Insurance - 0.1%
---------------------------------------------------------------------------------------------------
Conseco, Inc., 3.5%, 2035##                                       $  6,100,000      $     6,222,000
PMI Group, Inc., 2.5%, 2021                                          2,000,000            2,055,000
                                                                                    ---------------
                                                                                    $     8,277,000
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0%
---------------------------------------------------------------------------------------------------
Navistar International Corp., 2.5%, 2007                          $  2,000,000      $     2,187,500
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
---------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 4.25%, 2008                       $  5,000,000      $     5,812,500
Sunrise Senior Living, Inc., 5.25%, 2009                             1,900,000            3,564,875
                                                                                    ---------------
                                                                                    $     9,377,375
---------------------------------------------------------------------------------------------------
Medical Equipment - 0%
---------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.5%, 2024                                      $  3,000,000      $     2,726,250
---------------------------------------------------------------------------------------------------
Network & Telecom - 0%
---------------------------------------------------------------------------------------------------
McDATA Corp., 2.25%, 2010                                         $  2,000,000      $     1,730,000
---------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------
Halliburton Co., 3.125%, 2023                                     $  3,000,000      $     5,636,250
Pride International, Inc., 3.25%, 2033                               3,000,000            3,772,500
Transocean, Inc., 1.5%, 2021                                         2,000,000            2,062,500
                                                                                    ---------------
                                                                                    $    11,471,250
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0%
---------------------------------------------------------------------------------------------------
Solectron Corp., 0.5%, 2034                                       $  1,260,000      $       945,000
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.5%, 2032                          $  4,000,000      $     4,765,000
Watson Pharmaceuticals, Inc., 1.75%, 2023                            4,000,000            4,065,000
                                                                                    ---------------
                                                                                    $     8,830,000
---------------------------------------------------------------------------------------------------
Real Estate - 0%
---------------------------------------------------------------------------------------------------
Host Marriott Corp., 3.25%, 2024##                                $  3,800,000      $     4,165,750
---------------------------------------------------------------------------------------------------
Specialty Stores - 0%
---------------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75%, 2012##                             $  2,000,000      $     2,437,500
---------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
---------------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012                                    $  2,800,000      $     3,773,000
CenturyTel, Inc., 4.75%, 2032                                        5,000,000            5,212,500
Level 3 Communications, Inc., 5.25%, 2011##                          4,000,000            2,845,000
                                                                                    ---------------
                                                                                    $    11,830,500
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
---------------------------------------------------------------------------------------------------
Calpine Corp., 6%, 2014                                           $  3,690,000      $     2,384,662
Calpine Corp., 4.75%, 2023                                           6,000,000            3,270,000
Reliant Resources, Inc., 5%, 2010##                                  1,190,000            2,067,625
                                                                                    ---------------
                                                                                    $     7,722,287
---------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $134,992,236)                             $   142,647,737
---------------------------------------------------------------------------------------------------
Short-Term Obligations< - 1.8%
---------------------------------------------------------------------------------------------------
Bank of America Corp., 3.76%, due 11/01/05                        $ 49,856,000      $    49,694,577
Citigroup Funding, Inc., 3.77%, due 10/27/05                        45,604,000           45,479,831
Federal Home Loan Bank, 3.15%, due 10/03/05                         59,073,000           59,062,662
Freddie Mac, 3.2%, due 10/03/05                                     17,158,000           17,154,950
Jupiter Securitization Corp., 3.77%, due 11/02/05@                  22,810,000           22,733,561
SBC Communications, Inc., 3.75%, due 10/05/05                       26,272,000           26,261,053
---------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                     $   220,386,634
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.8%
---------------------------------------------------------------------------------------------------
Morgan Stanley, 3.9575%, dated 9/30/05, due 10/03/05, total to be received $23,008,565 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)           $ 23,000,979      $    23,000,979
---------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES              $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    432,454,741      $   432,454,741
---------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                           $   455,455,720
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $11,566,507,796)(S)                             $12,696,402,548
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.4)%                                                (530,423,461)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $12,165,979,087
---------------------------------------------------------------------------------------------------
     @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
     < The rate shown represents an annualized yield at time of purchase.
     * Non-income producing security.
     ^ All or a portion of this security is on loan.
    ## SEC Rule 144A restriction.
    ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
   (S) As of September 30, 2005, the fund had three securities representing $42,477,748 and 0.3% of net assets that were fair valued in accordance with the policies adopted by the Board of
       Trustees.
(S)(S) When-issued security. Security represents the fund's entitlement to shares distributed on
       September 30, 2005 as a result of ownership of American Express Co.

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
ADR = American Depository Receipt
GDR = Global Depository Receipt
TIPS = Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 9/30/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $443,625,199 of
securities on loan (identified cost, $11,566,507,796)          $12,696,402,548
Cash                                                                       863
Receivable for investments sold                                     54,033,299
Receivable for fund shares sold                                     17,219,206
Interest and dividends receivable                                   60,171,162
Other assets                                                           144,684
-------------------------------------------------------------------------------------------------------
Total assets                                                                            $12,827,971,762
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Dividends payable                                                   $2,718,640
Payable for investments purchased                                   91,184,053
Payable for fund shares reacquired                                 108,640,827
Collateral for securities loaned, at value                         455,455,720
Payable to affiliates
  Management fee                                                       116,052
  Shareholder servicing costs                                        2,114,680
  Distribution and service fees                                        195,572
  Administrative services fee                                            1,308
  Program manager fees                                                     124
  Retirement plan administration and services fees                         190
Accrued expenses and other liabilities                               1,565,509
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $661,992,675
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $12,165,979,087
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                $10,649,804,054
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign
currencies                                                       1,129,852,284
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                  364,338,855
Accumulated undistributed net investment income                     21,983,894
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $12,165,979,087
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   754,922,023
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $7,371,678,385
  Shares outstanding                                               457,626,449
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.11
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$16.11)                                                    $16.91
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $2,745,051,397
  Shares outstanding                                               170,450,646
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.10
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $1,689,457,043
  Shares outstanding                                               104,514,136
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.16
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $211,139,765
  Shares outstanding                                                13,108,939
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.11
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $98,768,057
  Shares outstanding                                                 6,128,307
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.12
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $1,900,703
  Shares outstanding                                                   118,036
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.10
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $931,699
  Shares outstanding                                                    57,898
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.09
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $26,575,852
  Shares outstanding                                                 1,646,377
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.14
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $2,134,093
  Shares outstanding                                                   132,448
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.11
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $51,716
  Shares outstanding                                                     3,210
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $16.11
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $9,922,847
  Shares outstanding                                                   616,963
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.08
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$16.08)                                                    $16.88
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $4,477,364
  Shares outstanding                                                   278,004
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.11
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $3,890,166
  Shares outstanding                                                   240,610
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.17
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 9/30/05
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                         $229,569,603
  Dividends                                                         160,168,772
  Foreign taxes withheld                                             (1,335,703)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                    $388,402,672
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                    $40,003,951
  Distribution and service fees                                      68,575,178
  Program manager fees                                                   37,984
  Shareholder servicing costs                                        19,046,268
  Administrative services fee                                           417,485
  Retirement plan administration and services fees                       27,968
  Trustees' compensation                                                147,497
  Custodian fee                                                       2,033,731
  Printing                                                              386,067
  Postage                                                                49,971
  Auditing fees                                                          63,673
  Legal fees                                                            302,599
  Shareholder solicitation expenses                                     544,483
  Miscellaneous                                                       1,932,928
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $133,569,783
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (586,345)
  Reduction of expenses by investment adviser                           (54,659)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $132,928,779
-------------------------------------------------------------------------------------------------------
Net investment income                                                                      $255,473,893
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $594,497,661
  Foreign currency transactions                                          13,524
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $594,511,185
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $180,673,675
  Translation of assets and liabilities in foreign currencies           (70,681)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $180,602,994
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $775,114,179
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $1,030,588,072
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
FOR YEARS ENDED 9/30                                            2005                        2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                          $255,473,893                $227,776,158
Net realized gain (loss) on investments and foreign
currency transactions                                           594,511,185                 580,249,381
Net unrealized gain (loss) on investments and foreign
currency translation                                            180,602,994                 343,050,365
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                         $1,030,588,072              $1,151,075,904
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(174,650,158)              $(152,938,433)
  Class B                                                       (52,225,158)                (49,981,974)
  Class C                                                       (28,731,076)                (23,358,085)
  Class I                                                        (5,562,963)                 (8,345,885)
  Class R                                                        (1,795,299)                   (766,938)
  Class R1                                                           (5,129)                         --
  Class R2                                                           (3,271)                         --
  Class R3                                                         (205,488)                    (27,576)
  Class R4                                                           (5,943)                         --
  Class R5                                                             (656)                         --
  Class 529A                                                       (184,427)                    (94,661)
  Class 529B                                                        (59,183)                    (30,343)
  Class 529C                                                        (51,587)                    (28,661)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
  Class A                                                      (162,065,076)                         --
  Class B                                                       (69,179,952)                         --
  Class C                                                       (35,413,995)                         --
  Class I                                                        (4,629,004)                         --
  Class R                                                        (1,316,743)                         --
  Class R3                                                         (106,393)                         --
  Class 529A                                                       (155,594)                         --
  Class 529B                                                        (74,651)                         --
  Class 529C                                                        (66,161)                         --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(536,487,907)              $(235,572,556)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $904,558,167                $(59,349,256)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                     $12,540                      $5,390
-------------------------------------------------------------------------------------------------------
Total change in net assets                                   $1,398,670,872                $856,159,482
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                      $10,767,308,215              $9,911,148,733
At end of period (including accumulated undistributed
net investment income of $21,983,894 and $1,070,864,
respectively)                                               $12,165,979,087             $10,767,308,215
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                        YEARS ENDED 9/30
                                    ----------------------------------------------------------------------------------------
                                           2005=             2004=              2003                2002                2001
Net asset value, beginning of
period                                    $15.43            $14.13            $12.78              $14.17              $15.19
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.39             $0.36             $0.33               $0.40               $0.46
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                          1.08              1.31              1.40               (1.01)              (0.45)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.47             $1.67             $1.73              $(0.61)              $0.01
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.40)           $(0.37)           $(0.38)             $(0.43)             $(0.48)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.39)               --                --               (0.35)              (0.55)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.79)           $(0.37)           $(0.38)             $(0.78)             $(1.03)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $16.11            $15.43            $14.13              $12.78              $14.17
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     9.72             11.89+            13.70               (4.76)              (0.10)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                0.91              0.89              0.90                0.92                0.88
Expenses after expense
reductions##                                0.91              0.89              0.90                0.92                0.88
Net investment income(S)                    2.43              2.37              2.45                2.84                3.09
Portfolio turnover                            50                65                71                  86                  97
Net assets at end of period
(000 Omitted)                         $7,371,678        $6,382,150        $5,702,669          $4,540,454          $4,120,730
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                        YEARS ENDED 9/30
                                    ----------------------------------------------------------------------------------------
                                           2005=             2004=              2003                2002                2001
Net asset value, beginning of
period                                    $15.42            $14.12            $12.78              $14.17              $15.18
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
--------------------------------------------------------------------------------
  Net investment income                    $0.28             $0.26             $0.24               $0.31               $0.37
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                          1.09              1.31              1.39               (1.01)              (0.45)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.37             $1.57             $1.63              $(0.70)             $(0.08)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.30)           $(0.27)           $(0.29)             $(0.34)             $(0.38)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.39)               --                --               (0.35)              (0.55)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.69)           $(0.27)           $(0.29)             $(0.69)             $(0.93)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $16.10            $15.42            $14.12              $12.78              $14.17
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     9.02             11.18+            12.90               (5.38)              (0.67)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                1.56              1.54              1.54                1.57                1.53
Expenses after expense
reductions##                                1.56              1.54              1.54                1.57                1.53
Net investment income(S)                    1.79              1.73              1.81                2.18                2.46
Portfolio turnover                            50                65                71                  86                  97
Net assets at end of period
(000 Omitted)                         $2,745,051        $2,762,027        $2,658,781          $2,320,628          $2,226,027
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                        YEARS ENDED 9/30
                                    ----------------------------------------------------------------------------------------
                                           2005=             2004=              2003                2002                2001
Net asset value, beginning of
period                                    $15.48            $14.18            $12.82              $14.22              $15.23
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.28             $0.26             $0.24               $0.31               $0.37
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                          1.09              1.31              1.41               (1.02)              (0.45)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.37             $1.57             $1.65              $(0.71)             $(0.08)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.30)           $(0.27)           $(0.29)             $(0.34)             $(0.38)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.39)               --                --               (0.35)              (0.55)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.69)           $(0.27)           $(0.29)             $(0.69)             $(0.93)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $16.16            $15.48            $14.18              $12.82              $14.22
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     8.99             11.14+            13.03               (5.43)              (0.68)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                1.56              1.53              1.54                1.57                1.53
Expenses after expense
reductions##                                1.56              1.53              1.54                1.57                1.53
Net investment income(S)                    1.78              1.71              1.79                2.19                2.45
Portfolio turnover                            50                65                71                  86                  97
Net assets at end of period
(000 Omitted)                         $1,689,457        $1,381,236        $1,150,875            $886,563            $702,160
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                        YEARS ENDED 9/30
                                    ----------------------------------------------------------------------------------------
                                           2005=             2004=              2003                2002                2001
Net asset value, beginning of
period                                    $15.42            $14.12            $12.77              $14.17              $15.19
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                    $0.44             $0.43             $0.37               $0.46               $0.53
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                          1.09              1.29              1.40               (1.03)              (0.47)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.53             $1.72             $1.77              $(0.57)              $0.06
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.45)           $(0.42)           $(0.42)             $(0.48)             $(0.53)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.39)               --                --               (0.35)              (0.55)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.84)           $(0.42)           $(0.42)             $(0.83)             $(1.08)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $16.11            $15.42            $14.12              $12.77              $14.17
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                       10.18             12.28+            14.10               (4.50)               0.25
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                0.56              0.55              0.55                0.57                0.53
Expenses after expense
reductions##                                0.56              0.55              0.55                0.57                0.53
Net investment income(S)                    2.78              2.78              2.79                3.20                3.43
Portfolio turnover                            50                65                71                  86                  97
Net assets at end of period
(000 Omitted)                           $211,140          $181,794          $378,001            $269,531            $206,727
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                 YEARS ENDED 9/30
                                                               ----------------------------------------------------
                                                                     2005=               2004=               2003**
Net asset value, beginning of period                                $15.43              $14.13               $13.27
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment income                                              $0.36               $0.33                $0.19
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                1.10                1.32                 0.93
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $1.46               $1.65                $1.12
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $(0.38)             $(0.35)              $(0.26)
  From net realized gain on investments and foreign currency
  transactions                                                       (0.39)                 --                   --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(0.77)             $(0.35)              $(0.26)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $16.12              $15.43               $14.13
-------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                  9.63               11.72+                8.57++
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                  1.06                1.03                 1.07+
Expenses after expense reductions##                                   1.06                1.03                 1.07+
Net investment income                                                 2.25                2.16                 1.81+
Portfolio turnover                                                      50                  65                   71
Net assets at end of period (000 Omitted)                          $98,768             $45,458              $16,090
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R1              CLASS R2
                                                                       YEAR ENDED            YEAR ENDED
                                                                        9/30/05**              9/30/05**
Net asset value, beginning of period                                     $15.77                  $15.77
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.12                   $0.15
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.33                    0.31
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.45                   $0.46
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.12)                 $(0.14)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.10                  $16.09
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       2.85++                  2.94++
--------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.77+                   1.47+
Expenses after expense reductions##                                        1.77+                   1.47+
Net investment income                                                      1.43+                   1.75+
Portfolio turnover                                                           50                      50
Net assets at end of period (000 Omitted)                                $1,901                    $932
--------------------------------------------------------------------------------------------------------

CLASS R3

                                                                           YEARS ENDED 9/30
                                                                 ---------------------------------------
                                                                     2005=                  2004**=
Net asset value, beginning of period                                 $15.46                  $14.38###
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment income                                               $0.31                   $0.23
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 1.10                    1.13
--------------------------------------------------------------------------------------------------------
Total from investment operations                                      $1.41                   $1.36
--------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.34)                 $(0.28)
  From net realized gain on investments and foreign currency
  transactions                                                        (0.39)                     --
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.73)                 $(0.28)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $16.14                  $15.46
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                   9.27                    9.53###+++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                   1.31                    1.26+
Expenses after expense reductions##                                    1.31                    1.26+
Net investment income                                                  1.95                    1.53+
Portfolio turnover                                                       50                      65
Net assets at end of period (000 Omitted)                           $26,576                  $3,894
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4              CLASS R5
                                                                       YEAR ENDED            YEAR ENDED
                                                                       9/30/05**              9/30/05**
Net asset value, beginning of period                                     $15.78                  $15.78
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.17                   $0.21
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.34                    0.33
--------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.51                   $0.54
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.18)                 $(0.21)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.11                  $16.11
--------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       3.26++                  3.41++
--------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       0.96+                   0.67+
Expenses after expense reductions##                                        0.96+                   0.67+
Net investment income                                                      2.22+                   2.65+
Portfolio turnover                                                           50                      50
Net assets at end of period (000 Omitted)                                $2,134                     $52
--------------------------------------------------------------------------------------------------------

CLASS 529A

                                                                               YEARS ENDED 9/30
                                                        ----------------------------------------------------------------
                                                           2005=              2004=               2003             2002**
Net asset value, beginning of period                      $15.40             $14.10             $12.78             $13.20###
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $0.35              $0.31              $0.27              $0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.08               1.32               1.39              (0.39)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $1.43              $1.63              $1.66             $(0.35)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.36)            $(0.33)            $(0.34)            $(0.07)
  From net realized gain on investments and foreign
  currency transactions                                    (0.39)                --                 --                 --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.75)            $(0.33)            $(0.34)            $(0.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $16.08             $15.40             $14.10             $12.78
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                     9.46              11.63+             13.19              (2.70)###++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.16               1.13               1.16               1.17+
Expenses after expense reductions##                         1.16               1.13               1.16               1.17+
Net investment income(S)                                    2.16               2.08               1.97               2.45+
Portfolio turnover                                            50                 65                 71                 86
Net assets at end of period (000 Omitted)                 $9,923             $5,600             $2,601                $50
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B

                                                                                YEARS ENDED 9/30
                                                          --------------------------------------------------------------
                                                             2005=              2004=               2003           2002**

Net asset value, beginning of period                        $15.42             $14.12             $12.78           $13.20###
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.24              $0.22              $0.17            $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.10               1.31               1.43            (0.40)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.34              $1.53              $1.60           $(0.37)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.26)            $(0.23)            $(0.26)          $(0.05)
  From net realized gain on investments and foreign
  currency transactions                                      (0.39)                --                 --               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.65)            $(0.23)            $(0.26)          $(0.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $16.11             $15.42             $14.12           $12.78
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                       8.81              10.91+             12.63            (2.80)###++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          1.81               1.78               1.80             1.82+
Expenses after expense reductions##                           1.81               1.78               1.80             1.82+
Net investment income(S)                                      1.52               1.47               1.33             1.75+
Portfolio turnover                                              50                 65                 71               86
Net assets at end of period (000 Omitted)                   $4,477             $2,676             $1,064              $75
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                              YEARS ENDED 9/30
                                                       -----------------------------------------------------------------
                                                          2005=              2004=               2003             2002**
Net asset value, beginning of period                     $15.48             $14.18             $12.83             $13.25###
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                   $0.24              $0.22              $0.19              $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         1.10               1.31               1.42              (0.40)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.34              $1.53              $1.61             $(0.37)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.26)            $(0.23)            $(0.26)            $(0.05)
  From net realized gain on investments and
  foreign currency transactions                           (0.39)                --                 --                 --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.65)            $(0.23)            $(0.26)            $(0.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.17             $15.48             $14.18             $12.83
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                    8.79              10.87+             12.67              (2.79)###++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                       1.81               1.78               1.80               1.82+
Expenses after expense reductions##                        1.81               1.78               1.80               1.82+
Net investment income(S)                                   1.53               1.45               1.36               1.75+
Portfolio turnover                                           50                 65                 71                 86
Net assets at end of period (000 Omitted)                $3,890             $2,475             $1,066                $65
--------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $14.42 and 9.23% (Class R3), $13.30 and (3.43)% (Class
    529A), $13.30 and (3.53)% (Class 529B), and $13.35 and (3.52)% (Class 529C), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) Total returns do not include any applicable sales charges.
(S) Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Total Return Fund (the fund) is a diversified series of MFS Series
Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2005, the fund's custodian fees were reduced by $435,222 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2005, the fund's miscellaneous expenses were reduced by $151,123 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, defaulted bonds, real estate investment trusts, and wash sales.

The tax character of distributions declared for the years ended
September 30, 2005 and September 30, 2004 was as follows:

                                              9/30/05        9/30/04
      Distributions declared from:
        Ordinary income                  $263,480,338   $235,572,556
        Long-term capital gain            273,007,569             --
      --------------------------------------------------------------
      Total distributions declared       $536,487,907   $235,572,556

During the year ended September 30, 2005, accumulated undistributed net investment income increased by $28,919,475, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $62,531,320, and paid-in capital increased by $33,611,845 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, defaulted bonds, real estate investment trusts, and a partnership investment. This change had no effect on the net assets or net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income              $135,991,475
          Undistributed long-term capital gain        400,988,120
          Unrealized appreciation (depreciation)    1,000,936,410
          Other temporary differences                 (21,740,972)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $6.3 billion of average daily net assets         0.35%
          Average daily net assets in excess of $6.3 billion     0.34%

The management fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $2,450,807 and $16,285 for the year ended September 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                    TOTAL          ANNUAL       SERVICE FEE     DISTRIBUTION
           DISTRIBUTION          SERVICE     DISTRIBUTION       EFFECTIVE          RETAINED      AND SERVICE
               FEE RATE         FEE RATE          PLAN(1)         RATE(2)         BY MFD(3)              FEE
Class A           0.10%            0.25%            0.35%           0.35%          $457,812      $24,412,129
Class B           0.75%            0.25%            1.00%           1.00%            17,460       28,080,828
Class C           0.75%            0.25%            1.00%           1.00%            22,456       15,543,837
Class R           0.25%            0.25%            0.50%           0.50%                --          385,295
Class R1          0.50%            0.25%            0.75%           0.75%               190            2,612
Class R2          0.25%            0.25%            0.50%           0.50%               127              923
Class R3          0.25%            0.25%            0.50%           0.50%                29           50,504
Class R4             --            0.25%            0.25%           0.25%                63              642
Class 529A        0.25%            0.25%            0.50%           0.35%               519           28,820
Class 529B        0.75%            0.25%            1.00%           1.00%                11           37,185
Class 529C        0.75%            0.25%            1.00%           1.00%               938           32,403
------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                              $68,575,178

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2005 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. 0.10% of the
    Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the
    Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the year ended September 30, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended
September 30, 2005, were as follows:

                                                              AMOUNT

          Class A                                           $150,919
          Class B                                         $3,747,705
          Class C                                           $129,691
          Class 529B                                          $1,630
          Class 529C                                            $130

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2005, were as follows:

                                                              AMOUNT

          Class 529A                                         $20,587
          Class 529B                                           9,296
          Class 529C                                           8,101
          ----------------------------------------------------------
          Total Program Manager Fees                         $37,984

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2005, the fee was $12,351,278, which equated to 0.1061% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2005, these costs amounted to $4,674,228.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.0036% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended September 30, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:
                                                                    AMOUNT
                                               FEE      TOTAL     RETAINED
                                              RATE     AMOUNT       BY MFS

Class R1                                     0.45%     $1,567       $1,201
Class R2                                     0.40%        739          546
Class R3                                     0.25%     25,252       15,062
Class R4                                     0.15%        385          377
Class R5                                     0.10%         25           25
--------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                       $27,968      $17,211

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $18,364. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $9,964. Both amounts are included in Trustees' compensation for the year ended September 30, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $77,653 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $54,659, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $1,487,539 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows.

                                                    PURCHASES              SALES

U.S. government securities                     $2,118,264,758     $1,553,876,976
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)   $4,216,132,401     $4,112,094,226
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $11,695,466,138
          ----------------------------------------------------------
          Gross unrealized appreciation                $1,262,950,091
          Gross unrealized depreciation                  (262,013,681)
          ----------------------------------------------------------
          Net unrealized appreciation                  $1,000,936,410

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Year ended 9/30/05                   Year ended 9/30/04
                                         SHARES             AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Shares sold                             115,874,418      $1,841,183,539      100,765,549     $1,519,177,941
Shares issued to shareholders in
reinvestment of distributions            18,880,228         297,693,990        9,297,034        140,057,458
Shares reacquired                       (90,853,276)     (1,444,543,953)    (100,014,606)    (1,510,123,334)
------------------------------------------------------------------------------------------------------------
Net change                               43,901,370        $694,333,576       10,047,977       $149,112,065

CLASS B SHARES
Shares sold                              27,702,040        $439,468,187       31,539,372       $475,222,135
Shares issued to shareholders in
reinvestment of distributions             6,841,509         107,649,354        3,084,352         46,421,121
Shares reacquired                       (43,188,906)       (685,524,839)     (43,779,046)      (659,515,941)
------------------------------------------------------------------------------------------------------------
Net change                               (8,645,357)      $(138,407,298)      (9,155,322)     $(137,872,685)

CLASS C SHARES
Shares sold                              25,523,975        $406,783,531       21,929,320       $331,561,072
Shares issued to shareholders in
reinvestment of distributions             3,289,431          51,978,769        1,325,665         20,040,894
Shares reacquired                       (13,535,308)       (215,921,161)     (15,205,808)      (229,987,960)
--------------------------------------------------------------------------------------------------------------
Net change                               15,278,098        $242,841,139        8,049,177       $121,614,006

CLASS I SHARES
Shares sold                               3,474,022         $55,379,265        4,258,871        $64,028,179
Shares issued to shareholders in
reinvestment of distributions               636,705          10,040,711          578,436          8,675,203
Shares reacquired                        (2,787,937)        (44,428,634)     (19,815,104)      (301,995,479)
--------------------------------------------------------------------------------------------------------------
Net change                                1,322,790         $20,991,342      (14,977,797)     $(229,292,097)

CLASS R SHARES
Shares sold                               4,653,697         $73,858,958        3,601,994        $53,920,716
Shares issued to shareholders in
reinvestment of distributions               186,175           2,940,988           49,785            753,693
Shares reacquired                        (1,656,875)        (26,372,548)      (1,845,295)       (27,611,451)
--------------------------------------------------------------------------------------------------------------
Net change                                3,182,997         $50,427,398        1,806,484        $27,062,958

                                               Period ended 9/30/05*
                                            SHARES             AMOUNT
CLASS R1 SHARES

Shares sold                                 131,940          $2,127,212
Shares issued to shareholders in
reinvestment of distributions                   317               5,109
Shares reacquired                           (14,221)           (228,604)
------------------------------------------------------------------------
Net change                                  118,036          $1,903,717

CLASS R2 SHARES
Shares sold                                  70,783          $1,147,765
Shares issued to shareholders in
reinvestment of distributions                   171               2,757
Shares reacquired                           (13,056)           (210,150)
------------------------------------------------------------------------
Net change                                   57,898            $940,372

                                               Year ended 9/30/05                 Period ended 9/30/04**
                                           SHARES             AMOUNT            SHARES            AMOUNT
CLASS R3 SHARES
Shares sold                               1,880,418         $30,216,583          483,770         $7,420,931
Shares issued to shareholders in
reinvestment of distributions                19,570             310,956            1,611             24,659
Shares reacquired                          (505,410)         (8,144,712)        (233,582)        (3,554,982)
------------------------------------------------------------------------------------------------------------
Net change                                1,394,578         $22,382,827          251,799         $3,890,608

                                              Period ended 9/30/05*
                                           SHARES             AMOUNT
CLASS R4 SHARES
Shares sold                                 133,112          $2,152,583
Shares issued to shareholders in
reinvestment of distributions                   369               5,943
Shares reacquired                            (1,033)            (16,716)
------------------------------------------------------------------------
Net change                                  132,448          $2,141,810

CLASS R5 SHARES
Shares sold                                   3,169             $50,000
Shares issued to shareholders in
reinvestment of distributions                    41                 656
------------------------------------------------------------------------
Net change                                    3,210             $50,656

                                             Year ended 9/30/05                   Year ended 9/30/04
                                         SHARES             AMOUNT            SHARES            AMOUNT
CLASS 529A SHARES
Shares sold                                 289,893          $4,599,571          196,760         $2,957,165
Shares issued to shareholders in
reinvestment of distributions                21,574             339,871            6,257             98,040
Shares reacquired                           (58,131)           (926,411)         (23,818)          (363,192)
------------------------------------------------------------------------------------------------------------
Net change                                  253,336          $4,013,031          179,199         $2,692,013

CLASS 529B SHARES
Shares sold                                 106,999          $1,693,387          101,402         $1,529,872
Shares issued to shareholders in
reinvestment of distributions                 8,482             133,569            2,057             31,138
Shares reacquired                           (10,958)           (174,962)          (5,300)           (80,888)
------------------------------------------------------------------------------------------------------------
Net change                                  104,523          $1,651,994           98,159         $1,480,122

CLASS 529C SHARES
Shares sold                                  82,797          $1,321,445           85,773         $1,297,506
Shares issued to shareholders in
reinvestment of distributions                 7,449             117,748            1,948             29,577
Shares reacquired                            (9,459)           (151,590)          (3,057)           (46,685)
------------------------------------------------------------------------------------------------------------
Net change                                   80,787          $1,287,603           84,664         $1,280,398

 * For the period from the inception of Class R1, R2, R4, and R5 shares April 1, 2005 through
   September 30, 2005.
 * For the period from the inception of Class R3 shares October 31, 2003 through September 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2005 was $74,593, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust V and the Shareholders of
MFS Total Return Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Total Return Fund (one of the series comprising MFS Series Trust V) (the "Trust") as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Total Return Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 23, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------              ----------------   ---------------       ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIANS
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              JP Morgan Chase Bank
DISTRIBUTOR                                                   One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                   New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                    INDEPENDENT REGISTERED PUBLIC
                                                              ACCOUNTING FIRM
PORTFOLIO MANAGERS                                            Deloitte & Touche
William P. Douglas                                            200 Berkeley Street, Boston, MA 02116
Kenneth J. Enright
Steven R. Gorham
Richard O. Hawkins
Alan T. Langsner
Constantinos G. Mokas
Michael W. Roberge
Brooks Taylor

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 9th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 7th percentile for the one-year period and the 4th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $6.3 billion. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $306,665,064 as a capital gain dividend for the year ended September 30, 2005.

For the year ended September 30, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 30.57%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MTR-ANN-11/05 503M

MFS(R) RESEARCH FUND                                                    9/30/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           39
---------------------------------------------------
TRUSTEES AND OFFICERS                            40
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    45
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            49
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   49
---------------------------------------------------
FEDERAL TAX INFORMATION                          49
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              Stocks                                     98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              TOTAL S.A., ADR                             2.9%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.3%
              ------------------------------------------------
              Altria Group, Inc.                          2.3%
              ------------------------------------------------
              Bank of America Corp.                       2.2%
              ------------------------------------------------
              SLM Corp.                                   2.2%
              ------------------------------------------------
              Franklin Resources, Inc.                    2.1%
              ------------------------------------------------
              PepsiCo, Inc.                               2.1%
              ------------------------------------------------
              Tyco International Ltd.                     2.0%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.0%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         20.1%
              ------------------------------------------------
              Capital Goods                              14.1%
              ------------------------------------------------
              Energy                                     13.7%
              ------------------------------------------------
              Health Care                                13.0%
              ------------------------------------------------
              Technology                                 12.0%
              ------------------------------------------------
              Consumer Cyclicals                         11.7%
              ------------------------------------------------
              Consumer Staples                            8.8%
              ------------------------------------------------
              Telecom 5.4%
              ------------------------------------------------

Percentages are based on net assets as of 9/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2005, Class A shares of the MFS Research Fund provided a total return of 18.49%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500), returned 12.25%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector was the strongest contributor to performance relative to the S&P 500. Investment management firm Legg Mason (not an index constituent) was the fund's largest contributor to relative performance. Money manager Franklin Resources also bolstered results as the stock also outperformed the overall benchmark during the reporting period.

Stock selection in the capital goods and energy sectors also boosted the fund's relative performance. In capital goods, agrichemical products supplier Monsanto* was among the top contributors. In energy, drilling rig operator GlobalSantaFe (not an index constituent), integrated oil company TOTAL (not an index constituent), oilfield services provider Halliburton, and offshore drilling company Noble all supported the fund's strong relative performance.

During the period the fund benefited from avoiding some weak performers in the healthcare and consumer cyclicals sectors. In healthcare, not holding poor-performing pharmaceutical firm Pfizer proved advantageous to the fund's relative performance. In consumer cyclicals, avoiding discount retailer Wal-Mart also helped.

DETRACTORS FROM PERFORMANCE

Stock selection in the consumer cyclicals sector hindered relative performance during the period. Specialty retailer of pet food and supplies PETsMART (not an index constituent) and clothing retailer Gap were among the top detractors from relative performance.

While the energy, healthcare, capital goods, and consumer staples sectors were positive contributors to performance relative to the benchmark, several individual stocks from these sectors did hold back results. In energy, our underweighted position in the integrated oil company Exxon Mobil*, which outperformed the benchmark, was the largest detractor from relative results. In healthcare, biotech firm ImClone Systems (not held in the index) negatively impacted relative performance. In capital goods, motorcycle maker Harley-Davidson*, newsprint maker Bowater (not an index constituent), and building products maker and seller Masco Corp. were among the top detractors. In consumer staples, frozen dessert maker CoolBrands International* (not an index constituent) also hampered results.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Katrina A. Mead
General oversight over a team of equity analysts

* Security was not held in the portfolio at period-end.

Note to Shareholders: Effective May 1, 2005, Katrina Mead provides general oversight of the fund over a team of equity research analysts.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                         MFS Research       Standard & Poor's
                       Fund - Class A        500 Stock Index

          9/95             $ 9.425              $10,000
          9/96              11.927               12.032
          9/97              15.352               16.896
          9/98              15.215               18.426
          9/99              18.881               23.548
          9/00              25.008               26.675
          9/01              15.296               19.577
          9/02              12.188               15.570
          9/03              14.537               19.365
          9/04              16.506               22.049
          9/05              19,559               24,750

TOTAL RETURNS THROUGH 9/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr        10-yr
-----------------------------------------------------------------------------
        A                10/13/71             18.49%       -4.80%       7.57%
-----------------------------------------------------------------------------
        B                 9/07/93             17.73%       -5.42%       6.86%
-----------------------------------------------------------------------------
        C                 1/03/94             17.72%       -5.42%       6.87%
-----------------------------------------------------------------------------
        I                 1/02/97             18.93%       -4.46%       7.91%
-----------------------------------------------------------------------------
        R                12/31/02             18.28%       -4.89%       7.52%
-----------------------------------------------------------------------------
       R1                 4/01/05             17.67%       -5.43%       6.86%
-----------------------------------------------------------------------------
       R2                 4/01/05             17.79%       -5.41%       6.87%
-----------------------------------------------------------------------------
       R3                10/31/03             18.02%       -5.32%       6.92%
-----------------------------------------------------------------------------
       R4                 4/01/05             18.49%       -4.80%       7.57%
-----------------------------------------------------------------------------
       R5                 4/01/05             18.66%       -4.77%       7.59%
-----------------------------------------------------------------------------
      529A                7/31/02             18.24%       -4.94%       7.49%
-----------------------------------------------------------------------------
      529B                7/31/02             17.39%       -5.58%       6.77%
-----------------------------------------------------------------------------
      529C                7/31/02             17.40%       -5.56%       6.79%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------------------
Average multi-cap core fund+                  14.64%        0.05%       8.92%
-----------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#            12.25%       -1.49%       9.49%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class                                 1-yr        5-yr        10-yr
-----------------------------------------------------------------------------
        A                                     11.68%       -5.92%       6.94%
-----------------------------------------------------------------------------
        B                                     13.73%       -5.75%       6.86%
-----------------------------------------------------------------------------
        C                                     16.72%       -5.42%       6.87%
-----------------------------------------------------------------------------
      529A                                    11.44%       -6.06%       6.86%
-----------------------------------------------------------------------------
      529B                                    13.39%       -5.91%       6.77%
-----------------------------------------------------------------------------
      529C                                    16.40%       -5.56%       6.79%
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The Standard & Poor's 500 Stock Index (S&P 500) - is a capitalization-weighted index of 500 widely held equity securities designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for classes I, R, R4, R5 and 529A shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for classes R1, R2, R3 and 529B shares includes the performance of the fund's class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
APRIL 1, 2005, THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                    Expenses
                      Annualized    Beginning        Ending       Paid During
Share                   Expense   Account Value  Account Value      Period**
Class                    Ratio       4/01/05        9/30/05     4/01/05-9/30/05
-------------------------------------------------------------------------------
       Actual            1.06%      $1,000.00      $1,067.40          $5.49
  A    ------------------------------------------------------------------------
       Hypothetical*     1.06%      $1,000.00      $1,019.75          $5.37
-------------------------------------------------------------------------------
       Actual            1.71%      $1,000.00      $1,063.80          $8.85
  B    ------------------------------------------------------------------------
       Hypothetical*     1.71%      $1,000.00      $1,016.50          $8.64
-------------------------------------------------------------------------------
       Actual            1.71%      $1,000.00      $1,063.70          $8.85
  C    ------------------------------------------------------------------------
       Hypothetical*     1.71%      $1,000.00      $1,016.50          $8.64
-------------------------------------------------------------------------------
       Actual            0.71%      $1,000.00      $1,069.20          $3.68
  I    ------------------------------------------------------------------------
       Hypothetical*     0.71%      $1,000.00      $1,021.51          $3.60
-------------------------------------------------------------------------------
       Actual            1.20%      $1,000.00      $1,066.50          $6.22
  R    ------------------------------------------------------------------------
       Hypothetical*     1.20%      $1,000.00      $1,019.05          $6.07
-------------------------------------------------------------------------------
       Actual            1.89%      $1,000.00      $1,063.20          $9.78
 R1    ------------------------------------------------------------------------
       Hypothetical*     1.89%      $1,000.00      $1,015.59          $9.55
-------------------------------------------------------------------------------
       Actual            1.61%      $1,000.00      $1,064.30          $8.33
 R2    ------------------------------------------------------------------------
       Hypothetical*     1.61%      $1,000.00      $1,017.00          $8.14
-------------------------------------------------------------------------------
       Actual            1.45%      $1,000.00      $1,065.20          $7.51
 R3    ------------------------------------------------------------------------
       Hypothetical*     1.45%      $1,000.00      $1,017.80          $7.33
-------------------------------------------------------------------------------
       Actual            1.11%      $1,000.00      $1,067.40          $5.75
 R4    ------------------------------------------------------------------------
       Hypothetical*     1.11%      $1,000.00      $1,019.50          $5.62
-------------------------------------------------------------------------------
       Actual            0.81%      $1,000.00      $1,068.90          $4.20
 R5    ------------------------------------------------------------------------
       Hypothetical*     0.81%      $1,000.00      $1,021.01          $4.10
-------------------------------------------------------------------------------
       Actual            1.31%      $1,000.00      $1,065.90          $6.78
529A   ------------------------------------------------------------------------
       Hypothetical*     1.31%      $1,000.00      $1,018.50          $6.63
-------------------------------------------------------------------------------
       Actual            1.96%      $1,000.00      $1,062.20         $10.13
529B   ------------------------------------------------------------------------
       Hypothetical*     1.96%      $1,000.00      $1,015.24          $9.90
-------------------------------------------------------------------------------
       Actual            1.96%      $1,000.00      $1,062.80         $10.14
529C   ------------------------------------------------------------------------
       Hypothetical*     1.96%      $1,000.00      $1,015.24          $9.90
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 9/30/05


The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.8%
------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES                $ VALUE
------------------------------------------------------------------------------------------------------
Aerospace - 2.4%
------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  425,000        $    23,098,750
United Technologies Corp.                                               896,950             46,497,888
                                                                                       ---------------
                                                                                       $    69,596,638
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------
Diageo PLC                                                              967,410        $    13,902,142
------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                               296,130        $    13,740,432
Nike, Inc., "B"                                                         306,470             25,032,470
                                                                                       ---------------
                                                                                       $    38,772,902
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.5%
------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 1,546,250        $    65,097,125
J.P. Morgan Chase & Co.                                                 998,260             33,870,962
PNC Financial Services Group, Inc.                                    1,016,390             58,970,948
SLM Corp.                                                             1,200,160             64,376,582
                                                                                       ---------------
                                                                                       $   222,315,617
------------------------------------------------------------------------------------------------------
Biotechnology - 3.1%
------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            251,900        $    20,068,873
Genzyme Corp.*                                                          205,800             14,743,512
Gilead Sciences, Inc.*                                                  469,820             22,908,423
ImClone Systems, Inc.^*                                                 628,720             19,773,244
Neurocrine Biosciences, Inc.^*                                          281,530             13,848,461
                                                                                       ---------------
                                                                                       $    91,342,513
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.9%
------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                   978,120        $    25,949,524
Walt Disney Co.                                                       1,229,840             29,676,039
                                                                                       ---------------
                                                                                       $    55,625,563
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 9.0%
------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                723,050        $    60,707,278
Goldman Sachs Group, Inc.                                               565,240             68,721,879
Legg Mason, Inc.                                                        520,949             57,142,896
Lehman Brothers Holdings, Inc.                                          365,260             42,545,485
Mellon Financial Corp.                                                1,169,150             37,377,726
                                                                                       ---------------
                                                                                       $   266,495,264
------------------------------------------------------------------------------------------------------
Business Services - 2.4%
------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                            904,380        $    25,078,457
Getty Images, Inc.^*                                                    518,750             44,633,250
                                                                                       ---------------
                                                                                       $    69,711,707
------------------------------------------------------------------------------------------------------
Chemicals - 1.3%
------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                    2,255,820        $    38,055,683
------------------------------------------------------------------------------------------------------
Computer Software - 3.4%
------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                              451,200        $    31,714,848
Oracle Corp.*                                                         2,822,590             34,971,890
Symantec Corp.*                                                       1,450,200             32,861,532
                                                                                       ---------------
                                                                                       $    99,548,270
------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.7%
------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           1,426,270        $    48,778,434
------------------------------------------------------------------------------------------------------
Construction - 1.5%
------------------------------------------------------------------------------------------------------
Masco Corp.                                                           1,399,700        $    42,942,796
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.7%
------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                     362,930        $     9,799,110
Gillette Co.                                                            320,130             18,631,566
Procter & Gamble Co.                                                    390,610             23,225,671
                                                                                       ---------------
                                                                                       $    51,656,347
------------------------------------------------------------------------------------------------------
Containers - 1.9%
------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                 2,036,910        $    42,001,084
Sealed Air Corp.^*                                                      322,940             15,326,732
                                                                                       ---------------
                                                                                       $    57,327,816
------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               2,155,710        $    60,036,524
W.W. Grainger, Inc.                                                     255,600             16,082,352
                                                                                       ---------------
                                                                                       $    76,118,876
------------------------------------------------------------------------------------------------------
Electronics - 3.5%
------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                   632,810        $    23,502,563
Intel Corp.                                                           1,193,850             29,428,403
KLA-Tencor Corp.                                                        300,750             14,664,570
SanDisk Corp.*                                                          507,180             24,471,435
Xilinx, Inc.                                                            450,360             12,542,526
                                                                                       ---------------
                                                                                       $   104,609,497
------------------------------------------------------------------------------------------------------
Energy - Integrated - 7.1%
------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                      242,860        $    33,393,250
Chevron Corp.                                                           558,360             36,142,643
ConocoPhillips                                                          806,600             56,389,406
TOTAL S.A., ADR^                                                        620,850             84,323,847
                                                                                       ---------------
                                                                                       $   210,249,146
------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
------------------------------------------------------------------------------------------------------
CVS Corp.                                                               630,340        $    18,286,163
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.7%
------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                           303,010        $    13,087,002
Nestle S.A                                                              118,057             34,571,067
PepsiCo, Inc.                                                         1,067,980             60,565,146
                                                                                       ---------------
                                                                                       $   108,223,215
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                            3,278,450        $    13,277,723
Bowater, Inc.^                                                          530,110             14,986,210
                                                                                       ---------------
                                                                                       $    28,263,933
------------------------------------------------------------------------------------------------------
General Merchandise - 0.9%
------------------------------------------------------------------------------------------------------
Target Corp.                                                            505,530        $    26,252,173
   ---------------------------------------------------------------------------------------------------
Insurance - 3.6%
------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                 89,800        $     4,226,886
Chubb Corp.                                                             336,300             30,115,665
Endurance Specialty Holdings Ltd.                                       342,090             11,668,690
Genworth Financial, Inc., "A"                                         1,013,110             32,662,666
PartnerRe Ltd.                                                           13,500                864,675
St. Paul Travelers Cos., Inc.                                           626,700             28,120,029
                                                                                       ---------------
                                                                                       $   107,658,611
------------------------------------------------------------------------------------------------------
Internet - 1.1%
------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                           925,050        $    31,303,692
------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                  789,990        $    44,942,531
------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
------------------------------------------------------------------------------------------------------
Sandvik AB                                                              654,150        $    32,505,971
------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                              2,897,540        $    32,539,374
------------------------------------------------------------------------------------------------------
Medical Equipment - 2.3%
------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                             128,810        $    16,472,223
Millipore Corp.*                                                        229,100             14,408,099
Zimmer Holdings, Inc.^*                                                 537,730             37,044,220
                                                                                       ---------------
                                                                                       $    67,924,542
------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                         510,240        $    22,379,126
------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
------------------------------------------------------------------------------------------------------
Sempra Energy                                                           361,080        $    16,992,425
------------------------------------------------------------------------------------------------------
Network & Telecom - 2.1%
------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  2,696,720        $    48,352,190
QUALCOMM, Inc.                                                          315,000             14,096,250
                                                                                       ---------------
                                                                                       $    62,448,440
------------------------------------------------------------------------------------------------------
Oil Services - 4.3%
------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   1,050,948        $    47,944,248
Halliburton Co.                                                         477,290             32,703,911
Noble Corp.^                                                            686,640             47,007,374
                                                                                       ---------------
                                                                                       $   127,655,533
------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
------------------------------------------------------------------------------------------------------
EMC Corp.*                                                            1,136,600        $    14,707,604
Network Appliance, Inc.*                                                610,080             14,483,299
                                                                                       ---------------
                                                                                       $    29,190,903
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%
------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     280,190        $    11,880,056
Eli Lilly & Co.                                                         760,520             40,703,030
Endo Pharmaceuticals Holdings, Inc.*                                    641,980             17,121,607
Johnson & Johnson                                                       792,210             50,131,049
Medicis Pharmaceutical Corp., "A"^                                      445,950             14,520,132
Wyeth                                                                 1,249,390             57,809,275
                                                                                       ---------------
                                                                                       $   192,165,149
------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
------------------------------------------------------------------------------------------------------
Washington Post Co., "B"^                                                27,400        $    21,988,500
------------------------------------------------------------------------------------------------------
Restaurants - 1.0%
------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                480,320        $    17,579,712
Rare Hospitality International, Inc.*                                   491,050             12,619,985
                                                                                       ---------------
                                                                                       $    30,199,697
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                           309,120        $    14,816,122
------------------------------------------------------------------------------------------------------
Specialty Stores - 3.3%
------------------------------------------------------------------------------------------------------
Gap, Inc.                                                             2,318,810        $    40,416,858
Lowe's Cos., Inc.                                                       366,560             23,606,464
PETsMART, Inc.                                                        1,574,290             34,288,036
                                                                                       ---------------
                                                                                       $    98,311,358
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                              1,087,608        $    28,245,180
------------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                       360,180        $    12,599,096
Sprint Nextel Corp.                                                   2,097,589             49,880,666
Verizon Communications, Inc.                                            172,580              5,641,640
                                                                                       ---------------
                                                                                       $    68,121,402
------------------------------------------------------------------------------------------------------
Tobacco - 2.3%
------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      930,040        $    68,553,248
------------------------------------------------------------------------------------------------------
Trucking - 1.0%
------------------------------------------------------------------------------------------------------
CNF, Inc.                                                               574,150        $    30,142,875
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
------------------------------------------------------------------------------------------------------
AES Corp.*                                                              990,200        $    16,268,986
Exelon Corp.^                                                           272,890             14,583,242
FirstEnergy Corp.                                                       351,830             18,337,380
                                                                                       ---------------
                                                                                       $    49,189,608
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,635,015,185)                                         $ 2,915,348,982
------------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.7%
------------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT                $ VALUE
------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%, due 10/03/05,
at Amortized Cost<                                                $  21,916,000        $    21,911,312
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 6.4%
------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES                $ VALUE
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                         187,688,593        $   187,688,593
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,844,615,090)                                    $ 3,124,948,887
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.9)%                                                   (174,183,633)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 2,950,765,254
------------------------------------------------------------------------------------------------------
< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.
^ All or a portion of this security is on loan.

Abbreviations:
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 9/30/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $183,598,426 of securities
on loan (identified cost, $2,844,615,090)                        $3,124,948,887
Cash                                                                        246
Receivable for investments sold                                      26,633,495
Receivable for fund shares sold                                       1,794,571
Interest and dividends receivable                                     2,075,744
Other assets                                                            109,293
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $3,155,562,236
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $10,929,624
Payable for fund shares reacquired                                    4,591,197
Collateral for securities loaned, at value                          187,688,593
Payable to affiliates
  Management fee                                                         34,798
  Shareholder servicing costs                                           819,547
  Distribution and service fees                                          31,534
  Administrative services fee                                               908
  Program manager fees                                                        4
  Retirement plan administration and services fees                           17
Accrued expenses and other liabilities                                  700,760
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $204,796,982
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,950,765,254
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $3,490,267,258
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         280,322,456
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (824,802,044)
Accumulated undistributed net investment income                       4,977,584
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,950,765,254
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   141,006,019
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,567,979,982
  Shares outstanding                                                 73,937,270
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $21.21
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$21.21)                                                    $22.50
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $544,718,645
  Shares outstanding                                                 27,441,280
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $19.85
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $208,724,566
  Shares outstanding                                                 10,509,033
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $19.86
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $619,533,807
  Shares outstanding                                                 28,648,035
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $21.63
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,980,179
  Shares outstanding                                                    332,274
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $21.01
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $775,741
  Shares outstanding                                                     39,107
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $19.84
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,227
  Shares outstanding                                                      2,680
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $19.86
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,328,855
  Shares outstanding                                                     63,547
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $20.91
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,361
  Shares outstanding                                                      2,516
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $21.21
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,441
  Shares outstanding                                                      2,516
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $21.24
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $279,445
  Shares outstanding                                                     13,296
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $21.02
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$21.02)                                                    $22.30
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $94,369
  Shares outstanding                                                      4,804
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $19.64
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $189,636
  Shares outstanding                                                      9,661
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $19.63
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 9/30/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $39,957,837
  Interest                                                             1,631,776
  Foreign taxes withheld                                                (774,331)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $40,815,282
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $12,816,406
  Distribution and service fees                                       14,616,690
  Program manager fees                                                     1,408
  Shareholder servicing costs                                          5,807,991
  Administrative services fee                                            288,163
  Retirement plan administration and services fees                         2,449
  Trustees' compensation                                                  89,486
  Custodian fee                                                          651,738
  Printing                                                                99,339
  Postage                                                                117,938
  Auditing fees                                                           51,138
  Legal fees                                                              75,029
  Shareholder solicitation expenses                                      243,316
  Miscellaneous                                                          751,825
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $35,612,916
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (182,523)
  Reduction of expenses by investment adviser                            (13,999)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $35,416,394
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $5,398,888
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $442,074,785
  Foreign currency transactions                                         (175,420)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $441,899,365
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $53,931,211
  Translation of assets and liabilities in foreign currencies            (11,563)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $53,919,648
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $495,819,013
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $501,217,901
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $5,398,888                 $5,023,169
Net realized gain (loss) on investments and foreign
currency transactions                                            441,899,365                342,259,282
Net unrealized gain (loss) on investments and foreign
currency translation                                              53,919,648                 43,313,259
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $501,217,901               $390,595,710
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,552,751)              $(10,330,736)
  Class B                                                                 --                   (766,394)
  Class C                                                                 --                   (135,267)
  Class I                                                         (2,424,457)                (2,409,626)
  Class R                                                            (13,404)                      (450)
  Class R3                                                            (1,318)                       (53)
  Class 529A                                                            (354)                    (1,401)
  Class 529B                                                              --                       (438)
  Class 529C                                                              --                       (528)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(4,992,284)              $(13,644,893)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(437,744,014)             $(481,401,515)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $2,249
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $58,481,603              $(104,448,449)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $2,892,283,651             $2,996,732,100
At end of period (including accumulated undistributed net
investment income of $4,977,584 and $4,746,401,
respectively)                                                 $2,950,765,254             $2,892,283,651
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

     The financial  highlights table is intended to help you understand the fund's  financial  performance for the past 5 years
(or, if shorter,  the period of the fund's operation).  Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming  reinvestment  of all  distributions)  held for the entire period.  This  information  has been audited by the fund's independent  registered public accounting firm, whose report,  together with the fund's financial  statements,  are included in this report.

CLASS A
                                                                     YEARS ENDED 9/30
                               ---------------------------------------------------------------------------------------------
                                        2005               2004=                   2003               2002              2001

Net asset value, beginning of
period                                $17.93              $15.90                 $13.33             $16.73            $31.40
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment
  income (loss)                        $0.06               $0.07                  $0.11              $0.03            $(0.00)+++
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  3.25                2.08                   2.46              (3.43)           (11.15)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $3.31               $2.15                  $2.57             $(3.40)          $(11.15)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                              $(0.03)             $(0.12)                   $--                $--               $--
  From net realized gain on
  investments and foreign
  currency transactions                   --                  --                     --                 --             (3.52)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $(0.03)             $(0.12)                   $--                $--            $(3.52)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                $21.21              $17.93                 $15.90             $13.33            $16.73
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                18.49               13.54+^ ^ ^            19.28^ ^          (20.32)           (38.83)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE
NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                            1.06                1.02                   1.06               1.08              0.99
Expenses after expense
reductions##                            1.06                1.02                   1.06               1.08              0.99
Net investment income (loss)            0.32                0.39                   0.74               0.20             (0.01)
Portfolio turnover                        99                 117                    114                 99                91
Net assets at end of period
(000 Omitted)                     $1,567,980          $1,405,075             $1,475,897         $1,492,299        $2,213,955
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                       YEARS ENDED 9/30
                                   -----------------------------------------------------------------------------------------
                                          2005            2004=                  2003                2002               2001

Net asset value, beginning of
period                                  $16.86           $14.96                $12.62              $15.95             $30.09
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)                                $(0.06)          $(0.04)                $0.01              $(0.08)            $(0.15)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        3.05             1.95                  2.33               (3.25)            (10.65)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $2.99            $1.91                 $2.34              $(3.33)           $(10.80)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                                   $--           $(0.01)                  $--                 $--                $--
  From net realized gain on
  investments and foreign
  currency transactions                     --               --                    --                  --              (3.34)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $--           $(0.01)                  $--                 $--             $(3.34)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $19.85           $16.86                $14.96              $12.62             $15.95
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                  17.73            12.78+^ ^ ^           18.54^ ^           (20.88)            (39.23)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                              1.71             1.67                  1.70                1.73               1.64
Expenses after expense
reductions##                              1.71             1.67                  1.70                1.73               1.64
Net investment income (loss)             (0.33)           (0.26)                 0.09               (0.45)             (0.66)
Portfolio turnover                          99              117                   114                  99                 91
Net assets at end of period (000
Omitted)                              $544,719         $836,113            $1,071,292          $1,172,864         $1,896,352
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                          YEARS ENDED 9/30
                                       --------------------------------------------------------------------------------------
                                              2005            2004=                 2003               2002              2001

Net asset value, beginning of period        $16.87           $14.96               $12.63             $15.95            $30.11
--------------------------------------------------------------------------------------------------------------=--------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------=--------------
  Net investment income (loss)              $(0.06)          $(0.04)               $0.01             $(0.08)           $(0.15)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    3.05             1.96                 2.32              (3.24)           (10.66)
--------------------------------------------------------------------------------------------------------------=--------------
Total from investment operations             $2.99            $1.92                $2.33             $(3.32)          $(10.81)
--------------------------------------------------------------------------------------------------------------=--------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------=--------------
  From net investment income                   $--           $(0.01)                 $--                $--               $--
  From net realized gain on
  investments and foreign currency
  transactions                                  --               --                   --                 --             (3.35)
--------------------------------------------------------------------------------------------------------------=--------------
Total distributions declared to
shareholders                                   $--           $(0.01)                 $--                $--            $(3.35)
--------------------------------------------------------------------------------------------------------------=--------------
Net asset value, end of period              $19.86           $16.87               $14.96             $12.63            $15.95
--------------------------------------------------------------------------------------------------------------=--------------
Total return (%)(+)&***                      17.72            12.82+^ ^ ^          18.45^ ^          (20.82)           (39.25)
--------------------------------------------------------------------------------------------------------------=--------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------=--------------
Expenses before expense reductions##          1.71             1.67                 1.70               1.73              1.64
Expenses after expense reductions##           1.71             1.67                 1.70               1.73              1.64
Net investment income (loss)                 (0.33)           (0.26)                0.09              (0.45)            (0.66)
Portfolio turnover                              99              117                  114                 99                91
Net assets at end of period
(000 Omitted)                             $208,725         $226,376             $262,391           $297,647          $513,120
--------------------------------------------------------------------------------------------------------------=--------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                          YEARS ENDED 9/30
                                       --------------------------------------------------------------------------------------
                                              2005            2004=                 2003               2002              2001

Net asset value, beginning of period        $18.28           $16.21               $13.54             $16.94            $31.76
--------------------------------------------------------------------------------------------------------------=--------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------=--------------
  Net investment income                      $0.14            $0.14                $0.17              $0.10             $0.08
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    3.31             2.11                 2.50              (3.50)           (11.28)
--------------------------------------------------------------------------------------------------------------=--------------
Total from investment operations             $3.45            $2.25                $2.67             $(3.40)          $(11.20)
--------------------------------------------------------------------------------------------------------------=--------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------=--------------
  From net investment income                $(0.10)          $(0.18)                 $--                $--               $--
  From net realized gain on
  investments and foreign currency
  transactions                                  --               --                   --                 --             (3.62)
--------------------------------------------------------------------------------------------------------------=--------------
Total distributions declared to
shareholders                                $(0.10)          $(0.18)                 $--                $--            $(3.62)
--------------------------------------------------------------------------------------------------------------=--------------
Net asset value, end of period              $21.63           $18.28               $16.21             $13.54            $16.94
--------------------------------------------------------------------------------------------------------------=--------------
Total return (%)&***                         18.93            13.92+^ ^ ^          19.72^ ^          (20.07)           (38.61)
--------------------------------------------------------------------------------------------------------------=--------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------=--------------
Expenses before expense reductions##          0.71             0.67                 0.72               0.73              0.64
Expenses after expense reductions##           0.71             0.67                 0.72               0.73              0.64
Net investment income                         0.67             0.78                 1.08               0.55              0.34
Portfolio turnover                              99              117                  114                 99                91
Net assets at end of period
(000 Omitted)                             $619,534         $421,942             $186,804            $19,244           $11,744
--------------------------------------------------------------------------------------------------------------=--------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R

                                                                          YEARS ENDED 9/30
                                                       ------------------------------------------------------
                                                              2005               2004=                 2003**

Net asset value, beginning of period                        $17.83              $15.87                 $14.12###
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.03               $0.05                  $0.07
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            3.22                2.06                   1.68
-------------------------------------------------------------------------------------------------------------
Total from investment operations                             $3.25               $2.11                  $1.75
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.07)             $(0.15)                   $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $21.01              $17.83                 $15.87
-------------------------------------------------------------------------------------------------------------
Total return (%)&***                                         18.28               13.39+^ ^ ^            12.39###^^++
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          1.21                1.17                   1.21+
Expenses after expense reductions##                           1.21                1.17                   1.21+
Net investment income                                         0.15                0.28                   0.56+
Portfolio turnover                                              99                 117                    114
Net assets at end of period (000 Omitted)                   $6,980              $2,158                    $40
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         CLASS R1              CLASS R2
                                                                        YEAR ENDED             YEAR ENDED
                                                                         9/30/05**              9/30/05**
Net asset value, beginning of period                                     $18.66                  $18.66
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.05)                 $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                         1.23^                   1.22^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.18                   $1.20
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $19.84                  $19.86
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       6.32++                  6.43++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.89+                   1.61+
Expenses after expense reductions##                                        1.89+                   1.61+
Net investment loss                                                       (0.59)+                 (0.19)+
Portfolio turnover                                                           99                      99
Net assets at end of period (000 Omitted)                                  $776                     $53
-------------------------------------------------------------------------------------------------------

CLASS R3
                                                                         YEARS ENDED 9/30
                                                           ------------------------------------------
                                                                    2005                         2004**=
Net asset value, beginning of period                              $17.77                    $16.61###
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------
  Net investment loss                                             $(0.02)                   $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                  3.22                      1.35
--------------------------------------------------------------------------------------------------
Total from investment operations                                   $3.20                     $1.34
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.06)                   $(0.18)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $20.91                    $17.77
--------------------------------------------------------------------------------------------------
Total return (%)&***                                               18.02                      8.10###+^^^++
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                1.46                      1.42+
Expenses after expense reductions##                                 1.46                      1.42+
Net investment loss                                                (0.09)                    (0.06)+
Portfolio turnover                                                    99                       117
Net assets at end of period (000 Omitted)                         $1,329                      $155
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R4                CLASS R5
                                                                       YEAR ENDED              YEAR ENDED
                                                                        9/30/05**               9/30/05**
Net asset value, beginning of period                                     $19.87                  $19.87
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.03                   $0.06
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                         1.31^                   1.31^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.34                   $1.37
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $21.21                  $21.24
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       6.74++                  6.89++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.11+                   0.81+
Expenses after expense reductions##                                        1.11+                   0.81+
Net investment income                                                      0.31+                   0.61+
Portfolio turnover                                                           99                      99
Net assets at end of period (000 Omitted)                                   $53                     $53
-------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                            YEARS ENDED 9/30
                                                -------------------------------------------------------------------------
                                                       2005               2004=                  2003              2002**
Net asset value, beginning of period                 $17.80              $15.85                $13.32              $14.50###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                               $0.02               $0.03                 $0.08               $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     3.22                2.07                  2.45               (1.19)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $3.24               $2.10                 $2.53              $(1.18)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.02)             $(0.15)                  $--                 $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $21.02              $17.80                $15.85              $13.32
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                               18.24               13.31+^ ^ ^           18.99^ ^            (8.14)###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   1.31                1.27                  1.31                1.33+
Expenses after expense reductions##                    1.31                1.27                  1.31                1.33+
Net investment income                                  0.08                0.15                  0.53                0.68+
Portfolio turnover                                       99                 117                   114                  99
Net assets at end of period (000 Omitted)              $279                $219                  $107                  $5
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B

                                                                            YEARS ENDED 9/30

                                                 -----------------------------------------------------------------------
                                                        2005              2004=                  2003             2002**

Net asset value, beginning of period                  $16.73             $14.91                $12.61             $13.74###
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        $(0.11)            $(0.08)               $(0.02)             $0.00+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.02               1.95                  2.32              (1.13)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.91              $1.87                 $2.30             $(1.13)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--             $(0.05)                  $--                $--
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $19.64             $16.73                $14.91             $12.61
------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                17.39              12.53+^ ^ ^           18.24^ ^           (8.22)###++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.96               1.92                  1.95               1.98+
Expenses after expense reductions##                     1.96               1.92                  1.95               1.98+
Net investment income (loss)                           (0.58)             (0.50)                (0.16)              0.03+
Portfolio turnover                                        99                117                   114                 99
Net assets at end of period (000 Omitted)                $94                $93                  $111                $79
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS 529C

                                                                            YEARS ENDED 9/30
                                                 -----------------------------------------------------------------------
                                                        2005              2004=                  2003             2002**

Net asset value, beginning of period                  $16.72             $14.92                $12.62             $13.75###
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        $(0.11)            $(0.08)               $(0.02)             $0.00+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.02               1.96                  2.32              (1.13)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.91              $1.88                 $2.30             $(1.13)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--             $(0.08)                  $--                $--
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $19.63             $16.72                $14.92             $12.62
------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                17.40              12.60+^ ^ ^           18.23^ ^           (8.22)###++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.96               1.92                  1.96               1.98+
Expenses after expense reductions##                     1.96               1.92                  1.96               1.98+
Net investment income (loss)                           (0.58)             (0.48)                (0.11)              0.11+
Portfolio turnover                                        99                117                   114                 99
Net assets at end of period (000 Omitted)               $190               $152                   $90                 $8
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $14.14 and 12.23% (Class R), $16.63 and 7.97% (Class R3),
    $14.64 and (9.02)% (Class 529A), $13.88 and (9.15)% (Class 529B), and $13.89 and (9.14)% (Class 529C), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended September 30, 2003 for Class A, Class B, Class C, Class I, Class R, Class 529A, Class 529B, and Class 529C
    would have been 0.53%, 0.55%, 0.56%, 0.52%, 0.49%, 0.52%, 0.56%, and 0.56% lower, respectively.
^^^ The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended
    September 30, 2004 for Class A, Class B, Class C, Class I, Class R, Class R3, Class 529A, Class 529B, and Class 529C would have been 0.10%, 0.14%, 0.12%, 0.09%, 0.16%, 0.09%, 0.13%, 0.10%, and 0.10% lower, respectively.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A,
    Class B, Class C, Class I, Class R, Class R3, Class 529A, Class 529B, and Class 529C total returns for the year ended
    September 30, 2004 would have been lower by 0.11%.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund was a participant in class-action lawsuits against Rite Aid Corporation and Cendant Corporation. On February 18, 2004 the fund received a cash settlement in the amount of $1,112,820 from Rite Aid Corporation, recorded as a realized gain on investment transactions. On March 19, 2004 the fund received the remaining cash settlement in the amount of $1,628,536 from Cendant Corporation, recorded as a realized gain on investment transactions.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2005, the fund's custodian fees were reduced by $90,974 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2005, the fund's miscellaneous expenses were reduced by $91,549 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended September 30, 2005 and September 30, 2004 was as follows:

                                                  9/30/05            9/30/04
        Distributions declared from:
            Ordinary income                     $4,992,284        $13,644,893

During the year ended September 30, 2005, accumulated undistributed net investment income decreased by $175,421, and accumulated net realized loss on investments and foreign currency transactions decreased by $175,421 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $5,227,542
          Capital loss carryforward                    (812,551,089)
          Unrealized appreciation (depreciation)        268,173,636
          Other temporary differences                      (352,093)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows: September 30, 2010, ($59,397,302) and September 30, 2011 ($753,153,787).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $82,902 and $231 for the year ended September 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                            TOTAL      ANNUAL SERVICE FEE   DISTRIBUTION
           DISTRIBUTION    SERVICE   DISTRIBUTION   EFFECTIVE    RETAINED    AND SERVICE
               FEE RATE   FEE RATE        PLAN(1)     RATE(2)   BY MFD(3)            FEE

Class A           0.10%      0.25%          0.35%       0.35%    $102,078     $5,293,140
Class B           0.75%      0.25%          1.00%       1.00%       7,793      7,069,944
Class C           0.75%      0.25%          1.00%       1.00%       9,744      2,220,914
Class R           0.25%      0.25%          0.50%       0.50%          18         24,343
Class R1          0.50%      0.25%          0.75%       0.75%         191            901
Class R2          0.25%      0.25%          0.50%       0.50%         128            129
Class R3          0.25%      0.25%          0.50%       0.50%          19          3,482
Class R4             --      0.25%          0.25%       0.25%          64             64
Class 529A        0.25%      0.25%          0.50%       0.35%         157          1,000
Class 529B        0.75%      0.25%          1.00%       1.00%          17          1,012
Class 529C        0.75%      0.25%          1.00%       1.00%          45          1,761
----------------------------------------------------------------------------------------
Total Distribution and Service Fees                                          $14,616,690

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class'
    average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2005 based on each class' average daily net assets.
    Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of
    Trustees may determine.
(3) For the year ended September 30, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2005 were as follows:

                                                   AMOUNT

          Class A                                $31,838
          Class B                               $734,210
          Class C                                 $6,835
          Class 529B                                $228
          Class 529C                                 $47

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2005, were as follows:

                                              AMOUNT

          Class 529A                            $715
          Class 529B                             253
          Class 529C                             440
          ------------------------------------------
          Total Program Manager Fees          $1,408

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2005, the fee was $3,149,517, which equated to 0.1057% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2005, these costs amounted to $1,692,962.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.0097% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended September 30, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                                        AMOUNT
                                                                         FEE            TOTAL         RETAINED
                                                                        RATE           AMOUNT           BY MFS

Class R1                                                               0.45%             $540             $415
Class R2                                                               0.40%              103               77
Class R3                                                               0.25%            1,741            1,040
Class R4                                                               0.15%               39               38
Class R5                                                               0.10%               26               26
----------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                 $2,449           $1,596

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $16,180. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $27,012. Both amounts are included in Trustees' compensation for the year ended September 30, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $77,653 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $13,999, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $2,856,986 were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,889,181,425 and $3,308,577,995, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $2,856,775,251
          ------------------------------------------------------------
          Gross unrealized appreciation                   $375,251,773
          Gross unrealized depreciation                   (107,078,137)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $268,173,636

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 9/30/05                Year ended 9/30/04
                                             SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                 17,478,484      $348,225,262      16,619,792      $293,264,667

Shares issued to shareholders in
reinvestment of distributions                  113,705         2,233,154         526,448         8,876,078

Shares reacquired                          (22,030,296)     (438,807,709)    (31,620,624)     (556,793,982)
-------------------------------------------------------------------------------------------------------------
Net change                                  (4,438,107)     $(88,349,293)    (14,474,384)    $(254,653,237)

CLASS B SHARES

Shares sold                                  1,642,314       $30,797,505       2,714,813       $44,953,282

Shares issued to shareholders in
reinvestment of distributions                       --                --          42,528           677,793

Shares reacquired                          (23,786,034)     (443,792,403)    (24,801,922)     (413,108,649)
-------------------------------------------------------------------------------------------------------------
Net change                                 (22,143,720)    $(412,994,898)    (22,044,581)    $(367,477,574)

CLASS C SHARES

Shares sold                                    438,523        $8,193,280         649,206       $10,814,174

Shares issued to shareholders in
reinvestment of distributions                       --                --           6,813           108,706

Shares reacquired                           (3,347,440)      (62,654,817)     (4,776,112)      (79,403,065)
-------------------------------------------------------------------------------------------------------------
Net change                                  (2,908,917)     $(54,461,537)     (4,120,093)     $(68,480,185)

CLASS I SHARES

Shares sold                                  5,798,595      $116,846,291      11,569,050      $207,192,963

Shares issued to shareholders in
reinvestment of distributions                  121,405         2,424,457         140,585         2,409,626

Shares reacquired                             (355,284)       (7,357,412)       (153,120)       (2,763,335)
-------------------------------------------------------------------------------------------------------------
Net change                                   5,564,716      $111,913,336      11,556,515      $206,839,254

CLASS R SHARES

Shares sold                                    347,742        $6,860,897         215,957        $3,851,582

Shares issued to shareholders in
reinvestment of distributions                      687            13,389              27               450

Shares reacquired                             (137,216)       (2,747,403)        (97,449)       (1,738,869)
-------------------------------------------------------------------------------------------------------------
Net change                                     211,213        $4,126,883         118,535        $2,113,163

                                              Period ended 9/30/05**
                                             SHARES           AMOUNT

CLASS R1 SHARES

Shares sold                                     41,352          $811,315
Shares reacquired                               (2,245)          (43,978)
---------------------------------------------------------------------------
Net change                                      39,107          $767,337

CLASS R2 SHARES

Shares sold                                      2,680           $50,000

                                                Year ended 9/30/05              Period ended 9/30/04*
                                             SHARES           AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES
Shares sold                                     59,580        $1,188,680          10,061          $172,287

Shares issued to shareholders in
reinvestment of distributions                       68             1,318               3                53

Shares reacquired                               (4,849)          (98,316)         (1,316)          (22,850)
-------------------------------------------------------------------------------------------------------------
Net change                                      54,799        $1,091,682           8,748          $149,490

                                              Period ended 9/30/05**
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                      2,516           $50,000

CLASS R5 SHARES

Shares sold                                      2,516           $50,000

                                                   Year ended 9/30/05                Year ended 9/30/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES

Shares sold                                      5,138           $99,599           8,546          $148,174

Shares issued to shareholders in
reinvestment of distributions                       18               354              83             1,401

Shares reacquired                               (4,139)          (83,257)         (3,079)          (56,935)
-------------------------------------------------------------------------------------------------------------
Net change                                       1,017           $16,696           5,550           $92,640

CLASS 529B SHARES

Shares sold                                        968           $17,894           3,650           $58,414

Shares issued to shareholders in
reinvestment of distributions                       --                --              28               438

Shares reacquired                               (1,735)          (32,685)         (5,574)          (94,234)
-------------------------------------------------------------------------------------------------------------
Net change                                        (767)         $(14,791)         (1,896)         $(35,382)

                                                   Year ended 9/30/05                Year ended 9/30/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529C SHARES
Shares sold                                      2,557           $47,580           3,222           $52,956

Shares issued to shareholders in
reinvestment of distributions                       --                --              33               528

Shares reacquired                               (1,973)          (37,009)           (192)           (3,168)
-------------------------------------------------------------------------------------------------------------
Net change                                         584           $10,571           3,063           $50,316

 * For the period from the inception of Class R3 shares, October 31, 2003, through September 30, 2004.
** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through September 30, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were the owners of record of approximately 3%, 9%, 6%, 3%, and less than 1% for each of the five MFS Lifetime Funds, respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2005 was $19,198, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust V and the Shareholders of
MFS Research Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Research Fund (one of the series comprising MFS Series Trust V) (the "Trust"), as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 23, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the
MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JP Morgan Chase Bank
DISTRIBUTOR                                             One Chase Manhattan Place
MFS Fund Distributors, Inc.                             New York, New York 10081
500 Boylston Street, Boston, MA 02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGER                                       Deloitte & Touche LLP
Katrina A. Mead                                         200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 71st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 11th percentile for the one-year period and the 83rd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended September 30, 2005 the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MFR-ANN-11/05 244M

MFS(R) INTERNATIONAL NEW DISCOVERY FUND                                 9/30/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             20
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    34
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           45
---------------------------------------------------
TRUSTEES AND OFFICERS                            46
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    51
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            55
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   55
---------------------------------------------------
FEDERAL TAX INFORMATION                          55
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS" money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.5%
              Cash & Other Net Assets                     1.4%
              Preferred Stock                             1.1%

              TOP TEN HOLDINGS

              Anglo Irish Bank Corp. PLC                  1.8%
              ------------------------------------------------
              Grupo Televisa S.A.                         1.3%
              ------------------------------------------------
              Takefuji Corp.                              1.3%
              ------------------------------------------------
              Allied Irish Banks PLC                      1.2%
              ------------------------------------------------
              Continental AG                              1.1%
              ------------------------------------------------
              Mitsui Mining & Smelting Co. Ltd.           1.0%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         1.0%
              ------------------------------------------------
              LaFarge North America, Inc.                 1.0%
              ------------------------------------------------
              Unibanco-Uniao de Bancos
              Brasileiros S.A., ADR                       1.0%
              ------------------------------------------------
              Yell Group PLC                              0.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         19.1%
              ------------------------------------------------
              Energy                                     10.0%
              ------------------------------------------------
              Industrial Goods & Services                 9.1%
              ------------------------------------------------
              Leisure                                     9.0%
              ------------------------------------------------
              Technology                                  8.9%
              ------------------------------------------------
              Autos & Housing                             7.5%
              ------------------------------------------------
              Basic Materials                             7.4%
              ------------------------------------------------
              Retailing                                   6.7%
              ------------------------------------------------
              Health Care                                 5.6%
              ------------------------------------------------
              Utilities & Communications                  5.1%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Transportation                              2.7%
              ------------------------------------------------
              Special Products & Services                 2.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                      19.6%
              ------------------------------------------------
              Great Britain                              11.2%
              ------------------------------------------------
              Canada                                      6.1%
              ------------------------------------------------
              France                                      5.9%
              ------------------------------------------------
              Germany                                     5.8%
              ------------------------------------------------
              Italy                                       4.6%
              ------------------------------------------------
              Ireland                                     4.2%
              ------------------------------------------------
              Mexico                                      3.9%
              ------------------------------------------------
              United States                               3.7%
              ------------------------------------------------
              All Others                                 35.0%
              ------------------------------------------------

Percentages are based on net assets as of 9/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2005, Class A shares of the MFS International New Discovery Fund had a total return of 29.77%, at net asset value. In comparison, the fund's benchmark, the MSCI EAFE Index, returned 26.32%.

CONTRIBUTORS TO PERFORMANCE

Stock selection and, to a lesser extent, our overweighted position in the strong-performing energy sector aided relative performance over the reporting period. Several energy stocks were among the fund's top contributors including global seamless steel pipe manufacturer Tenaris*, and Canadian oil and gas producers EnCana, Talisman Energy, and Canadian Natural Resources, none of which are benchmark constituents.

Security selection in the financial services sector also boosted the fund's relative performance. Several banks within this sector, none of which are benchmark constituents, benefited performance including Anglo Irish Bank (Ireland), Bancolombia (Colombia), and OTP Bank (Hungary) as each had strong gains over the period. Not owning UK-based banking company HSBC Holdings, a benchmark constituent, also helped relative results as the stock underperformed the benchmark for the period.

Stock selection and, to a lesser extent, our underweighted position in the utilities and communications sector also benefited results, although no individual securities within this sector were among the fund's top contributors for the period. In other sectors, television broadcasting company Central European Media Enterprises and fruit producer Chiquita Brands International positively impacted relative performance.

During the reporting period, shifts in currency valuations contributed to the fund's performance relative to the benchmark. The base currency of the fund is U.S. dollars and the performance of the fund, and that of its benchmark, are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies, and therefore present the possibility of currency depreciation or appreciation. Because the exposure of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

DETRACTORS FROM PERFORMANCE

Stock selection in the basic materials sector was the greatest detractor from performance relative to the benchmark. Our holdings in Belgian chemical company Tessenderlo Chemie, and Canadian newsprint makers Abitibi-Consolidated and Bowater, none of which are benchmark constituents, significantly hurt results in this sector.

Security selection and our overweighted position in the lagging retail sector also hindered results. Within this sector, UK grocery chain operator William Morrison Supermarkets*, a stock not held in the benchmark, was the greatest drag on relative performance.

Although our positioning in the autos and housing sector was a slight positive to relative results over the period, stock selection within this sector detracted from performance. Sekisui Chemical, a Japanese manufacturer of prefabricated homes and plastic products, held back relative performance in the autos and housing sector as the stock's returns lagged that of the benchmark.

Holdings in other sectors that hurt investment results included Canadian wireless modem manufacturer Sierra Wireless, UK regional newspaper publisher Johnston Press*, neither of which are benchmark constituents, and Japanese electronic devices manufacturer Seiko Epson.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

* Security was not held in the portfolio at period-end.

Respectfully,

David Antonelli             Peter Fruzzetti          Ted Barksdale, III
Portfolio Manager           Portfolio Manager        Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE
DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's operations, October 9, 1997, through September 30, 2005. Index information is from October 1, 1997.)

                        MFS International New
                          Discovery Fund --
                               Class A          MSCI EAFE Index
         10/97                $ 9,425              $10,000
          9/98                  8,878                9,192
          9/99                 12,440               12,070
          9/00                 19,100               12,484
          9/01                 14,799                8,954
          9/02                 14,964                7,587
          9/03                 19,614                9,601
          9/04                 25,017               11,763
          9/05                 32,478               14,859

TOTAL RETURNS THROUGH 9/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date        1-yr       5-yr       Life*
------------------------------------------------------------------------------
         A                   10/09/97             29.77%     11.19%     16.77%
------------------------------------------------------------------------------
         B                   10/02/00             28.94%     10.53%     16.34%
------------------------------------------------------------------------------
         C                   10/02/00             28.92%     10.50%     16.32%
------------------------------------------------------------------------------
         I                   10/09/97             30.24%     11.60%     17.05%
------------------------------------------------------------------------------
         R                   12/31/02             29.58%     11.12%     16.73%
------------------------------------------------------------------------------
        R1                    4/01/05             29.29%     11.11%     16.72%
------------------------------------------------------------------------------
        R2                    4/01/05             29.45%     11.14%     16.74%
------------------------------------------------------------------------------
        R3                   10/31/03             29.25%     11.02%     16.66%
------------------------------------------------------------------------------
        R4                    4/01/05             29.77%     11.19%     16.77%
------------------------------------------------------------------------------
        R5                    4/01/05             29.98%     11.23%     16.80%
------------------------------------------------------------------------------
       529A                   7/31/02             29.50%     11.02%     16.66%
------------------------------------------------------------------------------
       529B                   7/31/02             28.61%     10.57%     16.36%
------------------------------------------------------------------------------
       529C                   7/31/02             28.58%     10.56%     16.36%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average international small/mid cap
growth fund+                                      36.52%      4.78%     12.54%
------------------------------------------------------------------------------
MSCI EAFE Index#                                  26.32%      3.55%      5.08%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class                                    1-yr       5-yr       Life*
------------------------------------------------------------------------------
         A                                        22.31%      9.88%     15.91%
------------------------------------------------------------------------------
         B                                        24.94%     10.26%     16.34%
------------------------------------------------------------------------------
         C                                        27.92%     10.50%     16.32%
------------------------------------------------------------------------------
       529A                                       22.05%      9.71%     15.80%
------------------------------------------------------------------------------
       529B                                       24.61%     10.30%     16.36%
------------------------------------------------------------------------------
       529C                                       27.58%     10.56%     16.36%
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
* For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 2005. Index information is from October 1, 1997.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual            1.61%     $1,000.00       $1,110.30         $8.52
    A      ---------------------------------------------------------------------
           Hypothetical*     1.61%     $1,000.00       $1,017.00         $8.14
--------------------------------------------------------------------------------
           Actual            2.26%     $1,000.00       $1,107.20        $11.94
    B     ----------------------------------------------------------------------
           Hypothetical*     2.26%     $1,000.00       $1,013.74        $11.41
--------------------------------------------------------------------------------
           Actual            2.26%     $1,000.00       $1,106.90        $11.94
    C      ---------------------------------------------------------------------
           Hypothetical*     2.26%     $1,000.00       $1,013.74        $11.41
--------------------------------------------------------------------------------
           Actual            1.27%     $1,000.00       $1,112.70         $6.73
    I      ---------------------------------------------------------------------
           Hypothetical*     1.27%     $1,000.00       $1,018.70         $6.43
--------------------------------------------------------------------------------
           Actual            1.76%     $1,000.00       $1,109.80         $9.31
    R      ---------------------------------------------------------------------
           Hypothetical*     1.76%     $1,000.00       $1,016.24         $8.90
--------------------------------------------------------------------------------
           Actual            2.47%     $1,000.00       $1,106.20        $13.04
    R1     ---------------------------------------------------------------------
           Hypothetical*     2.47%     $1,000.00       $1,012.68        $12.46
--------------------------------------------------------------------------------
           Actual            2.17%     $1,000.00       $1,107.60        $11.47
    R2     ---------------------------------------------------------------------
           Hypothetical*     2.17%     $1,000.00       $1,014.19        $10.96
--------------------------------------------------------------------------------
           Actual            2.01%     $1,000.00       $1,108.50        $10.62
    R3     ---------------------------------------------------------------------
           Hypothetical*     2.01%     $1,000.00       $1,014.99        $10.15
--------------------------------------------------------------------------------
           Actual            1.68%     $1,000.00       $1,110.30         $8.89
    R4     ---------------------------------------------------------------------
           Hypothetical*     1.68%     $1,000.00       $1,016.65         $8.49
--------------------------------------------------------------------------------
           Actual            1.37%     $1,000.00       $1,112.20         $7.25
    R5     ---------------------------------------------------------------------
           Hypothetical*     1.37%     $1,000.00       $1,018.20         $6.93
--------------------------------------------------------------------------------
           Actual            1.86%     $1,000.00       $1,109.20         $9.83
  529A     ---------------------------------------------------------------------
           Hypothetical*     1.86%     $1,000.00       $1,015.74         $9.40
--------------------------------------------------------------------------------
           Actual            2.51%     $1,000.00       $1,106.10        $13.25
  529B     ---------------------------------------------------------------------
           Hypothetical*     2.51%     $1,000.00       $1,012.48        $12.66
--------------------------------------------------------------------------------
           Actual            2.51%     $1,000.00       $1,105.70        $13.25
  529C     ---------------------------------------------------------------------
           Hypothetical*     2.51%     $1,000.00       $1,012.48        $12.66
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 9/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 0.3%
---------------------------------------------------------------------------------------------------
Cobham PLC                                                           3,124,000      $     8,717,025
---------------------------------------------------------------------------------------------------

Airlines - 2.0%
---------------------------------------------------------------------------------------------------
Air China Ltd.*                                                      3,476,000      $     1,075,453
British Airways PLC*                                                 1,988,000           10,261,878
Cathay Pacific Airways Ltd.                                          5,070,000            9,019,608
easyJet Airline Co. Ltd.*                                            2,036,800           10,486,844
Grupo Aeroportuario del Sureste S.A. de C.V., ADR^                     207,400            8,275,260
Singapore Airlines Ltd.                                              1,322,000            9,059,609
Societa Iniziative Autostradali e Servizi S.p.A                        593,700            8,122,435
Thai Airways International Public Co. Ltd.                           7,395,200            6,711,444
                                                                                    ---------------
                                                                                    $    63,012,531
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
---------------------------------------------------------------------------------------------------
Pernod Ricard                                                           88,000      $    15,541,086
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.2%
---------------------------------------------------------------------------------------------------
Burberry Group PLC                                                   2,089,100      $    15,913,164
Sanyo Shokai Ltd.                                                    1,229,000            8,730,660
Toray Industries, Inc.                                               2,625,000           13,956,866
                                                                                    ---------------
                                                                                    $    38,600,690
---------------------------------------------------------------------------------------------------
Automotive - 2.3%
---------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                          236,800      $    10,256,104
Continental AG                                                         431,374           35,420,246
DENSO Corp.                                                            327,000            9,470,335
Kongsberg Automotive, Inc.*                                          1,075,470            9,107,338
Leoni AG                                                               247,900            7,957,281
                                                                                    ---------------
                                                                                    $    72,211,304
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.1%
---------------------------------------------------------------------------------------------------
Aberdeen Asset Management                                              460,700      $       926,055
AEON Credit Service Co. Ltd.                                           165,400           12,011,884
Aiful Corp.                                                            159,300           13,335,766
Allied Irish Banks PLC                                               1,827,000           38,876,640
Anglo Irish Bank Corp. PLC                                           4,259,834           58,022,908
Azimut Holdings S.p.A                                                2,008,100           16,247,154
Bancolombia S.A., ADR^                                                 635,000           13,938,250
Bangkok Bank Public Co. Ltd.                                           930,600            2,584,685
Bank of Queensland Ltd.                                                358,382            3,377,051
Bank Rakyat Indonesia                                                8,222,500            2,159,606
Chiba Bank Ltd.                                                      2,796,000           22,717,500
Chinatrust Financial Holding Co. Ltd.                                4,749,407            4,093,144
Credito Emiliano S.p.A                                               1,195,800           12,780,187
DBS Group Holdings Ltd.                                                659,000            6,151,238
DEPFA Bank PLC                                                         453,000            7,270,368
Erste Bank der Oesterreichischen Sparkassen AG                         282,400           15,107,813
Grupo Financiero Banorte S.A. de C.V                                   632,300            5,643,145
Grupo Financiero Inbursa S.A. de C.V                                 9,787,200           16,948,123
Hana Bank                                                              312,230           11,519,746
Housing Development Finance Corp. Ltd.                                 963,800           22,801,563
Irish Life & Permanent PLC                                             527,600            9,609,357
JACCS Co. Ltd.                                                       1,088,000            9,433,803
LIC Housing Finance Ltd.                                               213,800              978,873
Old Mutual PLC                                                       2,329,900            5,700,118
OTP Bank Ltd., GDR                                                     320,600           25,359,460
Powszechna Kasa Oszczednosci Bank Polski S.A                         1,372,220           13,266,302
PT Bank Central Asia Tbk                                             6,586,000            2,210,282
Raiffeisen International Bank Holding AG*                              207,390           13,849,968
Rentrak Japan Co. Ltd.                                                 211,000            1,810,960
Shinsei Bank Ltd.                                                      977,000            6,149,252
Takefuji Corp.                                                         508,350           39,602,971
Unibanco - Uniao de Bancos Brasileiros S.A., ADR^                      574,600           30,223,960
                                                                                    ---------------
                                                                                    $   444,708,132
---------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
---------------------------------------------------------------------------------------------------
Actelion Ltd.*                                                         174,800      $    18,840,719
CSL Ltd.                                                               444,152           13,013,298
                                                                                    ---------------
                                                                                    $    31,854,017
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.8%
---------------------------------------------------------------------------------------------------
Antena 3 de Television S.A                                             580,000      $    10,514,927
Astro All Asia Networks PLC                                          1,866,000            2,822,022
Austar United Communications, Inc.*                                  1,326,600            1,229,818
Central European Media Enterprises Ltd., "A"^*                         456,469           24,106,128
Grupo Televisa S.A., ADR^                                              562,400           40,329,704
JCDecaux S.A.*                                                         297,000            6,555,503
PagesJaunes S.A                                                        887,000           24,206,187
Premiere AG*                                                           302,180            8,489,876
Societe Television Francaise 1                                         255,516            6,779,495
Tokyo Broadcasting System, Inc.                                        825,400           19,145,502
WPP Group PLC                                                          827,000            8,413,852
                                                                                    ---------------
                                                                                    $   152,593,014
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
---------------------------------------------------------------------------------------------------
Jafco Co. Ltd.                                                          88,600      $     5,794,877
Julius Baer Holding Ltd.                                               130,801           10,237,699
Nikko Cordial Corp.                                                    732,000            8,460,528
Rathbone Brothers PLC                                                  206,000            3,203,682
Schroders PLC                                                          885,000           14,418,789
Sinvest A.S.A                                                           50,000              488,259
                                                                                    ---------------
                                                                                    $    42,603,834
---------------------------------------------------------------------------------------------------
Business Services - 1.4%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           230,800      $     6,400,084
Impulsora del Desarrollo Economico de America Latina S.A
de C.V.*                                                             9,787,200            6,497,538
Infosys Technologies Ltd., ADR^                                        278,140           20,660,239
JFE Shoji Holdings, Inc.*                                            1,030,000            5,195,335
Nestor Healthcare                                                    1,659,500            4,096,555
TAKKT AG                                                               258,000            2,822,526
                                                                                    ---------------
                                                                                    $    45,672,277
---------------------------------------------------------------------------------------------------
Chemicals - 2.1%
---------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                1,147,740      $    14,298,630
Nippon Shokubai Co. Ltd.                                             2,028,000           21,440,387
Syngenta AG                                                             51,000            5,339,386
Tessenderlo Chemie N.V                                                 490,300           15,973,794
Victrex PLC                                                            927,800            9,791,113
                                                                                    ---------------
                                                                                    $    66,843,310
---------------------------------------------------------------------------------------------------
Computer Software - 1.7%
---------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                 830,400      $    28,501,673
Check Point Software Technologies Ltd.^*                               995,200           24,203,264
                                                                                    ---------------
                                                                                    $    52,704,937
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
---------------------------------------------------------------------------------------------------
CapGemini S.A.*                                                        235,200      $     9,155,690
Kaga Electronics                                                        40,300            1,007,500
Net One Systems Co.                                                      2,735            5,368,882
Nextcom K.K                                                                910            5,543,310
Unilog S.A                                                              77,000            6,674,257
                                                                                    ---------------
                                                                                    $    27,749,639
---------------------------------------------------------------------------------------------------
Construction - 5.0%
---------------------------------------------------------------------------------------------------
Adelaide Brighton Ltd.                                               6,712,331      $    11,779,470
Consorcio ARA S.A. de C.V                                            1,445,900            5,490,929
Corporacion GEO S.A. de C.V., "B"*                                   3,658,500           11,379,735
CRH PLC                                                                771,800           20,923,206
Geberit AG                                                              21,000           15,284,528
Italcementi S.p.A                                                    1,537,700           17,099,769
Lafarge North America, Inc.^                                           464,900           31,431,889
Sekisui Chemical Co. Ltd.                                            1,360,000            9,685,211
Siam Cement Public Co. Ltd.                                          2,245,100           13,893,419
Urban Corp.                                                             46,600            2,301,285
Urbi Desarrollos Urbanos S.A. de C.V.*                                 781,200            5,803,511
Wienerberger AG                                                        300,000           11,826,046
                                                                                    ---------------
                                                                                    $   156,898,998
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
---------------------------------------------------------------------------------------------------
Alain Afflelous S.A                                                     58,853      $     1,981,087
Hengan International Group Co. Ltd.                                  3,000,000            2,861,894
Natura Cosmeticos S.A                                                  217,000            8,685,856
Reckitt Benckiser PLC                                                  780,908           23,779,667
                                                                                    ---------------
                                                                                    $    37,308,504
---------------------------------------------------------------------------------------------------
Containers - 0.3%
---------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                        772,000      $     7,997,920
---------------------------------------------------------------------------------------------------
Electrical Equipment - 2.5%
---------------------------------------------------------------------------------------------------
Advantest                                                               81,700      $     6,328,873
Bodycote International PLC                                           6,905,150           26,420,827
Keyence Corp.                                                           25,000            6,398,562
Nidec Corp.                                                             99,000            5,882,482
Nidec Corp.*                                                            99,000            5,812,764
Nitto Denko Corp.                                                      360,300           20,266,875
Oki Electric Industry Co. Ltd.                                       1,089,000            3,700,299
Pfeiffer Vacuum Technology AG                                           92,350            4,606,353
                                                                                    ---------------
                                                                                    $    79,417,035
---------------------------------------------------------------------------------------------------
Electronics - 3.2%
---------------------------------------------------------------------------------------------------
ASM International N.V.^*                                               264,897      $     3,737,697
ASML Holding N.V.^*                                                    772,292           12,750,541
Barco N.V                                                               67,000            5,171,145
Core Logic, Inc.                                                        70,700            2,642,357
Iriso Electronics Co. Ltd.                                              25,500              673,415
Nippon Electric Glass Co. Ltd.                                         394,000            7,092,694
Seiko Epson Corp.                                                      170,600            4,385,141
Seoul Semiconductor Co. Ltd.                                            95,413            2,445,901
Stanley Electric Co. Ltd.                                              738,300           11,171,987
Tokyo Electron                                                         340,900           18,095,308
Tokyo Seimitsu Co. Ltd.                                                486,400           21,965,070
USHIO America, Inc.                                                    327,000            6,634,991
Vacon Oyj                                                              218,300            4,461,486
                                                                                    ---------------
                                                                                    $   101,227,733
---------------------------------------------------------------------------------------------------
Energy - Independent - 3.8%
---------------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                      309,000      $    10,684,387
Canadian Natural Resources Ltd.                                        310,156           14,022,726
Centennial Coal Co. Ltd.                                             2,306,515            8,764,157
EnCana Corp.*                                                          340,936           19,921,209
Neste Oil OYJ*                                                         354,880           13,153,216
Nexen, Inc.                                                            132,000            6,303,307
PT Bumi Resources Tbk                                               29,838,000            2,612,276
PT Energi Mega Persada Tbk                                          36,090,500            2,773,492
PTT Public Co.                                                       1,448,100            8,608,513
Santos Ltd.                                                            878,022            8,380,834
Talisman Energy, Inc.                                                  501,880           24,583,994
                                                                                    ---------------
                                                                                    $   119,808,111
---------------------------------------------------------------------------------------------------
Engineering - Construction - 0.2%
---------------------------------------------------------------------------------------------------
Multiplex Group                                                      3,340,216      $     7,773,184
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
---------------------------------------------------------------------------------------------------
Lawson, Inc.                                                           179,600      $     6,766,620
William Morrison Supermarkets PLC                                    4,672,521           14,644,496
                                                                                    ---------------
                                                                                    $    21,411,116
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.0%
---------------------------------------------------------------------------------------------------
Ajinomotoco Co., Inc.                                                  792,000      $     8,324,366
Binggrae Co. Ltd.                                                       65,430            2,620,962
Chiquita Brands International, Inc.^                                   431,800           12,068,810
Grupo Bimbo S.A. De C.V                                              2,443,000            7,941,451
Nong Shim Co. Ltd.                                                       8,400            2,177,480
                                                                                    ---------------
                                                                                    $    33,133,069
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.7%
---------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                           3,255,000      $    13,090,639
Bowater, Inc.^                                                         375,000           10,601,250
Bunzl PLC                                                            1,597,077           15,995,129
Votorantim Celulose e Papel S.A., ADR^                               1,112,900           14,912,860
                                                                                    ---------------
                                                                                    $    54,599,878
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
---------------------------------------------------------------------------------------------------
Ekornes Asa                                                            103,200      $     1,991,913
Indesit Co. S.p.A                                                      275,700            3,089,083
                                                                                    ---------------
                                                                                    $     5,080,996
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.2%
---------------------------------------------------------------------------------------------------
Hilton Group PLC                                                     2,451,500      $    13,594,589
Hyatt Regency S.A                                                      406,160            4,990,280
IG Group Holdings PLC*                                               3,608,550           11,007,593
Lottomatica S.p.A                                                      212,400            8,053,657
OPAP S.A                                                               441,600           13,697,007
William Hill Organization Ltd.                                       1,698,110           17,456,128
                                                                                    ---------------
                                                                                    $    68,799,254
---------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
---------------------------------------------------------------------------------------------------
Don Quijote Co. Ltd.                                                   137,700      $     8,848,680
Warehouse Group Ltd.                                                   797,400            2,156,377
                                                                                    ---------------
                                                                                    $    11,005,057
---------------------------------------------------------------------------------------------------
Insurance - 1.1%
---------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                     1,560,000      $    11,786,612
Northbridge Financial Corp.                                            330,500            9,065,127
QBE Insurance Group Ltd.                                               922,661           13,150,540
                                                                                    ---------------
                                                                                    $    34,002,279
---------------------------------------------------------------------------------------------------
Internet - 0.3%
---------------------------------------------------------------------------------------------------
Livedoor Co. Ltd.                                                    2,248,296      $     8,846,728
---------------------------------------------------------------------------------------------------
Machinery & Tools - 6.1%
---------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"                                                     850,800      $    12,008,894
Atlas Copco AB, "A"                                                  1,180,800           22,831,215
ElringKlinger AG                                                       152,742            6,665,642
Finning International, Inc.                                            431,100           14,865,005
Hyundai Mobis                                                          114,340            9,390,453
Interpump Group S.p.A                                                1,979,000           13,347,058
KCI Konecranes Oyj                                                     374,283           17,323,584
Mitsui Mining & Smelting Co. Ltd.                                    5,630,000           32,659,947
Neopost S.A                                                            303,000           29,378,114
Sandvik AB                                                             542,000           26,933,022
Singulus Technologies AG*                                              639,100            8,536,106
                                                                                    ---------------
                                                                                    $   193,939,040
---------------------------------------------------------------------------------------------------
Medical Equipment - 2.7%
---------------------------------------------------------------------------------------------------
Biomet, Inc.^                                                          377,500      $    13,103,025
DENTSPLY International, Inc.                                           175,100            9,458,902
Hogy Medical Co. Ltd.                                                  130,600            6,805,915
Miraca Holdings, Inc.                                                  139,000            3,193,574
Nobel Biocare Holding AG                                                41,900            9,874,058
OPG Groep NV                                                            51,000            3,877,998
Smith & Nephew PLC                                                   1,570,500           13,181,306
Straumann Holding AG                                                    42,182           11,301,223
Synthes, Inc.                                                          119,000           13,920,494
Topcon Corp.                                                            35,000              873,460
                                                                                    ---------------
                                                                                    $    85,589,955
---------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
---------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                     228,700      $     8,370,436
Companhia Siderurgica Nacional S.A., ADR^                              617,000           14,326,740
Daido Steel Co. Ltd.                                                 1,027,000            6,599,560
Sumitomo Light Metal Industries Ltd.                                 1,176,000            2,567,324
                                                                                    ---------------
                                                                                    $    31,864,060
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.3%
---------------------------------------------------------------------------------------------------
Enagas S.A                                                             600,412      $    10,791,143
---------------------------------------------------------------------------------------------------
Network & Telecom - 1.8%
---------------------------------------------------------------------------------------------------
AFK Sistema, GDR##                                                     655,765      $    16,066,243
Sierra Wireless, Inc.^*                                              1,452,202           16,497,015
Tamura Taiko Holdings, Inc.                                          1,364,000            9,485,563
TomTom N.V.*                                                           269,370           12,160,070
ZTE Corp.                                                              937,400            3,051,314
                                                                                    ---------------
                                                                                    $    57,260,205
---------------------------------------------------------------------------------------------------
Oil Services - 6.2%
---------------------------------------------------------------------------------------------------
Awilco Offshore AS                                                     516,000      $     2,763,484
CHC Helicopter Corp.                                                   510,400           10,988,632
Compagnie Generale de Geophysique S.A.*                                 94,371            9,859,054
Downer EDI Ltd.                                                        532,977            2,456,235
ENSCO International, Inc.                                               75,000            3,494,250
Ensign Energy Services, Inc.                                           639,000           21,802,601
Fugro N.V                                                              535,396           16,155,699
GlobalSantaFe Corp.^                                                   447,800           20,428,636
IHC Caland N.V                                                         164,200           13,699,652
Precision Drilling Corp.                                               352,900           17,386,677
Pride International, Inc.*                                             318,000            9,066,180
Saipem S.p.A                                                         1,008,800           17,015,302
Smedvig                                                                150,000            3,673,385
Stolt Offshores S.A.*                                                1,236,000           14,285,692
Trican Well Service Ltd.*                                              116,800            4,255,777
Vallourec S.A                                                           57,000           27,787,061
                                                                                    ---------------
                                                                                    $   195,118,317
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
---------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                  6,878,317      $    32,023,021
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.9%
---------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                         921,200      $    17,556,320
Novo Nordisk A/S                                                       240,600           11,898,803
Schering AG                                                            292,000           18,464,838
Tanabe Seiyaku Co. Ltd.                                              1,248,000           12,600,845
                                                                                    ---------------
                                                                                    $    60,520,806
---------------------------------------------------------------------------------------------------
Printing & Publishing - 2.0%
---------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                              847,800      $     4,970,483
Kadokawa Holdings, Inc.                                                374,200           12,451,373
Reed Elsevier PLC                                                      708,700            6,554,227
T&F Informa PLC                                                      1,211,800            8,461,350
Yell Group PLC                                                       3,485,140           29,389,267
                                                                                    ---------------
                                                                                    $    61,826,700
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
---------------------------------------------------------------------------------------------------
Mitsui OSK Lines Ltd.                                                  668,000      $     5,333,415
NWS Holdings Ltd.                                                      833,000            1,342,319
PT Berlian Laju Tanker Tbk                                          25,155,000            2,177,816
Sincere Navigation Corp.                                             1,052,000              966,868
                                                                                    ---------------
                                                                                    $     9,820,418
---------------------------------------------------------------------------------------------------
Real Estate - 2.5%
---------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR          61,641      $     5,100,942
Far East Consortium International Ltd.                              10,343,000            4,166,747
Hongkong Land Holdings Ltd.                                          3,481,000           10,930,340
Hypo Real Estate Holding AG                                            486,600           24,604,712
Japan General Estate Co. Ltd.                                           49,700              651,000
Keppel Land Ltd.                                                     2,052,000            4,485,378
Kerry Properties Ltd.                                                  884,227            2,268,389
KK Davinci Advisors                                                      2,540            9,659,155
Leopalace21 Corp.                                                      525,600           12,677,324
Melco International Development Ltd.                                 1,934,000            2,281,278
Yuraku Real Estate Co. Ltd.                                            144,000              851,831
                                                                                    ---------------
                                                                                    $    77,677,096
---------------------------------------------------------------------------------------------------
Special Products & Services - 1.1%
---------------------------------------------------------------------------------------------------
China Merchants Holdings International Co. Ltd.                      1,436,000      $     3,202,589
Filtrona PLC                                                         2,026,100            9,788,699
Fujikura Kasei Co. Ltd.                                                804,000            7,077,465
Hunter Douglas N.V                                                     138,333            6,588,965
NOK Corp.                                                              313,800            9,336,655
                                                                                    ---------------
                                                                                    $    35,994,373
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.3%
---------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                   876,000      $     9,184,120
IAWS Group PLC                                                         416,000            6,026,391
JSR Corp.                                                              295,000            6,128,521
Kaneka Corp.                                                         2,144,000           27,951,268
LG Petrochemical Co. Ltd.                                              103,090            2,736,553
Linde AG                                                               149,030           10,982,750
Taiyo Nippon Sanso Corp.                                             1,206,000            7,526,884
Vedan International Ltd.                                             5,736,000              695,085
                                                                                    ---------------
                                                                                    $    71,231,572
---------------------------------------------------------------------------------------------------
Specialty Stores - 4.5%
---------------------------------------------------------------------------------------------------
Bulgari S.p.A                                                        1,191,600      $    13,408,594
CJ Home Shopping                                                        45,700            4,094,825
Dickson Concepts International Ltd.                                  1,069,300            1,778,238
EDION Corp.                                                            834,200           12,241,298
Esprit Holdings Ltd.                                                 1,808,500           13,522,193
Grupo Elektra S.A. de C.V                                            1,128,100            8,468,606
Gulliver International                                                  22,630            2,390,493
Halfords Group                                                       1,163,000            5,946,909
JB Hi-Fi Ltd.                                                        1,006,174            2,548,800
Matalan PLC                                                          1,922,600            5,881,688
NEXT PLC                                                               553,320           13,580,919
Nishimatsuya Chain Co. Ltd.                                            497,500           18,043,134
Organizacion Soriana S.A. de C.V., "B"*                              1,572,700            6,594,534
Photo-Me International PLC                                           4,040,700            8,300,344
Quin Land Co. Ltd.                                                       3,440            8,176,056
Rock Field Co. Ltd.                                                    114,000            1,937,799
Submarino S.A.*                                                      1,135,700           14,812,368
                                                                                    ---------------
                                                                                    $   141,726,798
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
---------------------------------------------------------------------------------------------------
MobilCom AG                                                            646,500      $    14,883,813
---------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
---------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                        6,530,000      $    11,238,156
FastWeb S.p.A.*                                                        331,267           14,818,859
For-side.com Co.                                                         2,960            1,188,169
Index Corp.                                                                669              912,808
Index Corp.                                                                669              889,252
Inmarsat PLC                                                           594,520            3,396,448
KT Freetel Co. Ltd.                                                    218,000            5,463,057
Singapore Telecommunications Ltd.                                    6,156,150            8,910,361
Starhub Ltd.                                                         3,990,000            4,761,505
Telenor A.S.A                                                        1,138,200           10,159,554
Telus Corp. (Non Voting)                                               247,627           10,097,432
                                                                                    ---------------
                                                                                    $    71,835,601
---------------------------------------------------------------------------------------------------
Tobacco - 1.2%
---------------------------------------------------------------------------------------------------
Altadis S.A                                                            211,000      $     9,454,069
Swedish Match AB                                                     2,377,400           28,346,890
                                                                                    ---------------
                                                                                    $    37,800,959
---------------------------------------------------------------------------------------------------
Trucking - 0.4%
---------------------------------------------------------------------------------------------------
TNT N.V                                                                520,900      $    12,944,096
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
---------------------------------------------------------------------------------------------------
ACEA S.p.A                                                             623,000      $     6,879,298
Beijing Datang Power Generation Co. Ltd.                             2,038,000            1,563,226
Fortum Corp.                                                           829,600           16,655,671
Hera S.p.A                                                           4,733,800           13,316,886
Huaneng Power International, Inc.                                    5,162,000            3,826,366
Suez S.A                                                               694,444           20,078,405
                                                                                    ---------------
                                                                                    $    62,319,852
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,509,298,168)                                      $ 3,075,289,483
---------------------------------------------------------------------------------------------------
Preferred Stocks - 1.1%
---------------------------------------------------------------------------------------------------
Automotive - 0.9%
---------------------------------------------------------------------------------------------------
Porsche AG                                                              34,594      $    26,606,514
---------------------------------------------------------------------------------------------------
Chemicals - 0.2%
---------------------------------------------------------------------------------------------------
Henkel KGaA                                                             77,000      $     7,004,729
---------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $27,198,335)                               $    33,611,243
---------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.85%,
due 10/03/05, at Amortized Cost<                                  $ 81,798,000      $    81,780,504
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 4.0%
---------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES              $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                        125,446,260      $   125,446,260
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,743,723,267)(S)                              $ 3,316,127,490
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.2)%                                                (162,551,634)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $ 3,153,575,856
---------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ## SEC Rule 144A restriction.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
(S) As of September 30, 2005 the fund had 1 security representing $16,066,243 and 0.5% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                  NET UNREALIZED
        CONTRACTS TO                                               CONTRACTS       APPRECIATION
       DELIVER/RECEIVE      SETTLEMENT DATE   IN EXCHANGE FOR      AT VALUE       (DEPRECIATION)
SALES
CAD          7,811,070         11/21/05         $6,686,987         $6,736,663        $(49,676)

PURCHASES
CAD          7,811,070         11/21/05         $6,687,560         $6,736,663         $49,103

At September 30, 2005 the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.
CAD = Canadian Dollar

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 9/30/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $122,284,940 of securities
on loan (identified cost, $2,743,723,267)                        $3,316,127,490
Cash                                                                    177,683
Foreign currency, at value (identified cost, $22,081,109)            21,550,757
Receivable for forward foreign currency exchange contracts               49,103
Receivable for investments sold                                      60,815,807
Receivable for fund shares sold                                      15,558,284
Interest and dividends receivable                                     8,111,588
Other assets                                                                  7
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $3,422,390,719
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                 $49,676
Payable for investments purchased                                   135,884,090
Payable for fund shares reacquired                                    5,569,182
Collateral for securities loaned, at value                          125,446,260
Payable to affiliates
  Management fee                                                         80,806
  Shareholder servicing costs                                           536,651
  Distribution and service fees                                          36,541
  Administrative services fee                                               859
  Program manager fees                                                       16
  Retirement plan administration and services fees                           34
Accrued expenses and other liabilities                                1,210,748
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $268,814,863
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,153,575,856
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,370,365,675
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $508,746 deferred country tax)                              571,309,158
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                   201,811,653
Accumulated undistributed net investment income                      10,089,370
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,153,575,856
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   130,982,960
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,984,799,497
  Shares outstanding                                                 82,170,306
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $24.15
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$24.15)                                                    $25.62
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $277,243,861
  Shares outstanding                                                 11,825,912
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.44
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $339,330,860
  Shares outstanding                                                 14,492,163
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.41
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $515,202,025
  Shares outstanding                                                 20,953,423
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $24.59
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $29,524,877
  Shares outstanding                                                  1,227,528
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $24.05
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $192,185
  Shares outstanding                                                      8,203
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.43
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $170,466
  Shares outstanding                                                      7,266
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.46
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,468,160
  Shares outstanding                                                    186,836
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $23.91
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $55,626
  Shares outstanding                                                      2,303
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $24.15
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $55,609
  Shares outstanding                                                      2,299
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $24.19
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,731,304
  Shares outstanding                                                     72,228
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $23.97
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$23.97)                                                    $25.43
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $297,147
  Shares outstanding                                                     12,780
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.25
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $504,239
  Shares outstanding                                                     21,713
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $23.22
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 9/30/05
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $54,418,778
  Interest                                                             1,764,270
  Foreign taxes withheld                                              (4,890,731)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                    $51,292,317
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $22,855,048
  Distribution and service fees                                       10,547,927
  Program manager fees                                                     4,631
  Shareholder servicing costs                                          4,222,083
  Administrative services fee                                            258,835
  Retirement plan administration and services fees                         5,306
  Trustees" compensation                                                  40,293
  Custodian fee                                                        2,479,350
  Printing                                                               158,353
  Postage                                                                178,761
  Auditing fees                                                           52,997
  Legal fees                                                              71,847
  Registration fees                                                      279,673
  Shareholder solicitation expenses                                      144,705
  Miscellaneous                                                          130,870
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $41,430,679
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (85,627)
  Reduction of expenses by investment adviser                            (11,426)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $41,333,626
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $9,958,691
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $664,075 deferred country
    tax)                                                            $230,498,399
  Foreign currency transactions                                         (182,656)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $230,315,743
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $508,746 deferred country tax)                $368,308,391
  Translation of assets and liabilities in foreign currencies            345,133
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $368,653,524
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $598,969,267
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $608,927,958
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                              2005                       2004
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $9,958,691                 $3,337,900
Net realized gain (loss) on investments and foreign
currency transactions                                            230,315,743                103,195,536
Net unrealized gain (loss) on investments and foreign
currency translation                                             368,653,524                114,613,976
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $608,927,958               $221,147,412
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                $--                  $(341,412)
  Class I                                                                 --                   (208,909)
  Class R                                                                 --                     (5,097)
  Class R3                                                                --                        (10)

From net realized gain on investments and
foreign currency transactions
  Class A                                                        (66,449,629)                (3,151,866)
-------------------------------------------------------------------------------------------------------
  Class B                                                        (11,585,919)                  (665,920)
-------------------------------------------------------------------------------------------------------
  Class C                                                        (12,312,696)                  (593,862)
-------------------------------------------------------------------------------------------------------
  Class I                                                        (15,840,024)                  (620,716)
-------------------------------------------------------------------------------------------------------
  Class R                                                           (842,264)                   (21,486)
-------------------------------------------------------------------------------------------------------
  Class R3                                                           (19,381)                       (29)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                         (50,645)                    (2,598)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                         (11,019)                      (452)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                         (16,776)                      (802)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(107,128,353)               $(5,613,159)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $995,139,885               $844,829,757
-------------------------------------------------------------------------------------------------------
Redemption fees                                                      $43,913                    $39,772
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $1,496,983,403             $1,060,403,782
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,656,592,453               $596,188,671
At end of period (including accumulated undistributed net
investment income of $10,089,370 and $977,410,
respectively)                                                 $3,153,575,856             $1,656,592,453
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years or, if shorter, the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 9/30
                                            ---------------------------------------------------------------------------------
                                                 2005                2004             2003             2002              2001
Net asset value, beginning of period           $19.62              $15.48           $11.82           $11.68            $15.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $0.11               $0.07            $0.07            $0.02             $0.05
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       5.54                4.18             3.59             0.12^           (3.45)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $5.65               $4.25            $3.66            $0.14            $(3.40)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $--              $(0.01)             $--              $--               $--
  From net realized gain on
  investments and foreign currency
  transactions                                  (1.12)              (0.10)              --            (0.00)+++         (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(1.12)             $(0.11)             $--           $(0.00)+++        $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                        $0.00+++            $0.00+++           $--              $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $24.15              $19.62           $15.48           $11.82            $11.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                         29.77               27.55            31.08             1.11            (22.52)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.61                1.63             1.81             1.89              2.86
Expenses after expense reductions##              1.61                1.63             1.62             1.64              1.66
Net investment income                            0.49                0.38             0.51             0.13              0.37
Portfolio turnover                                 55                  61               88              130               136
Net assets at end of period
(000 Omitted)                              $1,984,799          $1,033,312         $371,042         $121,779           $20,858
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                            YEARS ENDED 9/30
                                           ----------------------------------------------------------------------------------
                                                   2005              2004             2003             2002            2001**
Net asset value, beginning of period             $19.19            $15.23           $11.70           $11.65            $15.24###
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                            $(0.04)           $(0.05)          $(0.02)          $(0.07)           $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.41              4.11             3.55             0.12^           (3.43)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.37             $4.06            $3.53            $0.05            $(3.45)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $(1.12)           $(0.10)             $--           $(0.00)+++        $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00+++          $0.00+++           $--              $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $23.44            $19.19           $15.23           $11.70            $11.65
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           28.94             26.73            30.17             0.43            (22.79)++###
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               2.26              2.28             2.46             2.54              3.51+
Expenses after expense reductions##                2.26              2.28             2.27             2.29              2.31+
Net investment loss                               (0.21)            (0.28)           (0.17)           (0.55)            (0.18)+
Portfolio turnover                                   55                61               88              130               136
Net assets at end of period
(000 Omitted)                                  $277,244          $186,920          $84,767          $45,299            $7,735
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                            YEARS ENDED 9/30
                                              ------------------------------------------------------------------------------
                                                   2005              2004             2003             2002            2001**
Net asset value, beginning of period             $19.17            $15.22           $11.69           $11.63            $15.24###
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss                            $(0.04)           $(0.05)          $(0.02)          $(0.07)           $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.40              4.10             3.55             0.13^           (3.44)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.36             $4.05            $3.53            $0.06            $(3.47)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $(1.12)           $(0.10)             $--           $(0.00)+++        $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00+++          $0.00+++           $--              $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $23.41            $19.17           $15.22           $11.69            $11.63
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           28.92             26.69            30.20             0.52            (22.93)++###
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               2.26              2.28             2.46             2.54              3.51+
Expenses after expense reductions##                2.26              2.28             2.27             2.29              2.31+
Net investment loss                               (0.17)            (0.26)           (0.17)           (0.55)            (0.24)+
Portfolio turnover                                   55                61               88              130               136
Net assets at end of period
(000 Omitted)                                  $339,331          $189,941          $69,101          $28,694            $4,910
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                            YEARS ENDED 9/30
                                               ------------------------------------------------------------------------------
                                                   2005              2004             2003             2002              2001
Net asset value, beginning of period             $19.89            $15.65           $11.91           $11.73            $15.25
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                           $0.19             $0.14            $0.12            $0.06             $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.63              4.23             3.62             0.12^           (3.43)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.82             $4.37            $3.74            $0.18            $(3.36)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $--            $(0.03)             $--              $--               $--
  From net realized gain on investments
  and foreign currency transactions               (1.12)            (0.10)              --            (0.00)+++         (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(1.12)           $(0.13)             $--           $(0.00)+++        $(0.16)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00+++          $0.00+++           $--              $--               $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $24.59            $19.89           $15.65           $11.91            $11.73
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                              30.24             28.05            31.40             1.53            (22.21)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               1.26              1.29             1.46             1.54              2.51
Expenses after expense reductions##                1.26              1.29             1.27             1.29              1.31
Net investment income                              0.87              0.75             0.89             0.46              0.53
Portfolio turnover                                   55                61               88              130               136
Net assets at end of period
(000 Omitted)                                  $515,202          $232,247          $69,214          $13,456            $2,391
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R
                                                                                  YEARS ENDED 9/30
                                                                    -----------------------------------------------
                                                                         2005               2004             2003**
Net asset value, beginning of period                                   $19.57             $15.47             $12.22###
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment income                                                 $0.08              $0.06              $0.04
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       5.52               4.16               3.21
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $5.60              $4.22              $3.25
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--             $(0.02)               $--
  From net realized gain on investments and foreign
  currency transactions                                                 (1.12)             (0.10)                --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            (1.12)             (0.12)                --
--------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                               $0.00+++           $0.00+++             $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $24.05             $19.57             $15.47
--------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                    29.58              27.40              26.60++###
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.76               1.79               1.96+
Expenses after expense reductions##                                      1.76               1.79               1.77+
Net investment income                                                    0.37               0.34               0.44+
Portfolio turnover                                                         55                 61                 88
Net assets at end of period (000 Omitted)                             $29,525            $12,683             $1,596
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        CLASS R1               CLASS R2
                                                                       YEAR ENDED              YEAR ENDED
                                                                        9/30/05**               9/30/05**
Net asset value, beginning of period                                     $21.18                  $21.18
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.00+++                $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     2.25^                  2.25^
---------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.25                   $2.28
---------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                 $0.00+++                $0.00+++
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $23.43                  $23.46
---------------------------------------------------------------------------------------------------------
Total return (%)&***                                                      10.62++                 10.76++
---------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.47+                   2.17+
Expenses after expense reductions##                                        2.47+                   2.17+
Net investment income                                                      0.01+                   0.33+
Portfolio turnover                                                           55                      55
Net assets at end of period (000 Omitted)                                  $192                    $170
---------------------------------------------------------------------------------------------------------

CLASS R3
                                                                            YEARS ENDED 9/30
                                                                --------------------------------------
                                                                    2005                      2004**
Net asset value, beginning of period                               $19.51                    $16.95###
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                      $0.10                    $(0.11)

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                               5.42                      2.80
------------------------------------------------------------------------------------------------------
Total from investment operations                                    $5.52                     $2.69
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
  From net investment income                                          $--                    $(0.03)
  From net realized gain on investments and foreign currency
  transactions                                                      (1.12)                    (0.10)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(1.12)                   $(0.13)
------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                           $0.00+++                  $0.00+++
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $23.91                    $19.51
------------------------------------------------------------------------------------------------------
Total return (%)&***                                                29.25                     15.99++###
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 2.01                      2.05+
Expenses after expense reductions##                                  2.01                      2.05+
Net investment income (loss)                                         0.44                     (0.70)+
Portfolio turnover                                                     55                        61
Net assets at end of period (000 Omitted)                          $4,468                      $259
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       9/30/05**               9/30/05**
Net asset value, beginning of period                                     $21.75                  $21.75
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------
  Net investment income                                                   $0.12                   $0.16
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     2.28^                  2.28^
---------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.40                   $2.44
---------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                 $0.00+++                $0.00+++
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $24.15                  $24.19
---------------------------------------------------------------------------------------------------------
Total return (%)&***                                                      11.03++                 11.22++
---------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.68+                   1.37+
Expenses after expense reductions##                                        1.68+                   1.37+
Net investment income                                                      1.11+                   1.41+
Portfolio turnover                                                           55                      55
Net assets at end of period (000 Omitted)                                   $56                     $56
---------------------------------------------------------------------------------------------------------

CLASS 529A

                                                                                  YEARS ENDED 9/30
                                                         ----------------------------------------------------------------
                                                           2005               2004               2003              2002**
Net asset value, beginning of period                      $19.52             $15.43             $11.81             $12.74
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    $0.05              $0.03              $0.07              $0.00+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          5.52               4.16               3.55              (0.93)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $5.57              $4.19              $3.62             $(0.93)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                    (1.12)             (0.10)                --                 --
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                  $0.00+++           $0.00+++             $--                $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $23.97             $19.52             $15.43             $11.81
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                    29.50              27.23              30.76              (7.38)++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                        1.86               1.88               2.06               2.14+
Expenses after expense reductions##                         1.86               1.88               1.87               1.89+
Net investment income                                       0.25               0.16               0.50               0.09+
Portfolio turnover                                            55                 61                 88                130
Net assets at end of period (000 Omitted)                 $1,731               $806               $297                $32
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B

                                                                                YEARS ENDED 9/30
                                                          ---------------------------------------------------------------
                                                              2005               2004               2003           2002**

Net asset value, beginning of period                        $19.09             $15.19             $11.70           $12.63
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.09)            $(0.09)            $(0.05)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            5.37               4.09               3.54            (0.91)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $5.28              $4.00              $3.49           $(0.93)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     $(1.12)            $(0.10)               $--              $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++           $0.00+++             $--              $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $23.25             $19.09             $15.19           $11.70
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                      28.61              26.41              29.83            (7.36)++###
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.50               2.53               2.71             2.79+
Expenses after expense reductions##                           2.50               2.53               2.52             2.54+
Net investment loss                                          (0.44)             (0.52)             (0.39)           (0.98)+
Portfolio turnover                                              55                 61                 88              130
Net assets at end of period (000 Omitted)                     $297               $172                $70               $6
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                YEARS ENDED 9/30
                                                          ---------------------------------------------------------------
                                                              2005               2004               2003           2002**
Net asset value, beginning of period                        $19.07             $15.17             $11.69           $12.62
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.08)            $(0.09)            $(0.01)          $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            5.35               4.09               3.49            (0.91)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $5.27              $4.00              $3.48           $(0.93)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     $(1.12)            $(0.10)               $--              $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++           $0.00+++             $--              $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $23.22             $19.07             $15.17           $11.69
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                      28.58              26.44              29.88            (7.45)++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.50               2.53               2.71             2.79+
Expenses after expense reductions##                           2.50               2.53               2.52             2.54+
Net investment loss                                          (0.39)             (0.50)             (0.09)           (0.92)+
Portfolio turnover                                              55                 61                 88              130
Net assets at end of period (000 Omitted)                     $504               $252               $102               $7
--------------------------------------------------------------------------------------------------------------------------

 ** For the period from the class" inception, October 2, 2000 (Classes B and C), December 31, 2002 (Class R), April 1,
    2005 (Classes R1, R2, R4, and R5), October 31, 2003 (Class R3), and July 31, 2002 (Classes 529A, 529B, and 529C)
    through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $15.23 and (22.74)% (Class B), $15.23 and (22.88)%
    (Class C), $12.26 and 26.18% (Class R), $16.80 and 17.02% (Class R3) and (7.44)% (Class 529B), respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money Market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2005, the fund's custodian fees were reduced by $71,194 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2005, the fund's miscellaneous expenses were reduced by $14,433 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, wash sales, passive foreign investment companies, and foreign taxes.

The tax character of distributions declared for the years ended
September 30, 2005 and September 30, 2004 was as follows:

                                              9/30/05       9/30/04
      Distributions declared from:
        Ordinary income                   $51,507,564    $2,182,676
        Long-term capital gain             55,620,789     3,430,483
      -------------------------------------------------------------
      Total distributions declared       $107,128,353    $5,613,159

During the year ended September 30, 2005, accumulated undistributed net investment income decreased by $846,731, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $8,057,759, and paid-in capital increased by $8,904,490 due to differences between book and tax accounting for foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

          Undistributed ordinary income               $83,654,938
          Undistributed long-term capital gain        132,650,469
          Unrealized appreciation (depreciation)      569,534,770
          Other temporary differences                  (2,629,996)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average daily net assets       0.975%
          Average daily net assets in excess of $500 million   0.925%

The management fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.934% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that these operating expenses did not exceed 0.40% of the fund's average daily net assets annually. This reimbursement agreement terminated on January 31, 2005. Effective February 1, 2005, MFS has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.40% of the fund's average daily net assets annually. This new arrangement will be in effect until January 1, 2006 unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement. For the year ended September 30, 2005, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $587,207 and $3,627 for the year ended September 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                  TOTAL        ANNUAL     SERVICE FEE     DISTRIBUTION
             DISTRIBUTION        SERVICE   DISTRIBUTION     EFFECTIVE        RETAINED      AND SERVICE
                 FEE RATE       FEE RATE        PLAN(1)       RATE(2)       BY MFD(3)              FEE
Class A             0.10%          0.25%          0.35%         0.35%        $114,133       $5,336,044
Class B             0.75%          0.25%          1.00%         1.00%           1,260        2,386,096
Class C             0.75%          0.25%          1.00%         1.00%          16,264        2,700,393
Class R             0.25%          0.25%          0.50%         0.50%              --          104,568
Class R1            0.50%          0.25%          0.75%         0.75%             191              355
Class R2            0.25%          0.25%          0.50%         0.50%             127              178
Class R3            0.25%          0.25%          0.50%         0.50%              22            9,775
Class R4              N/A          0.25%          0.25%         0.25%              63               64
Class 529A          0.25%          0.25%          0.50%         0.35%             814            4,345
Class 529B          0.75%          0.25%          1.00%         1.00%              15            2,326
Class 529C          0.75%          0.25%          1.00%         1.00%              82            3,783
------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                        $10,547,927

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class" average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2005 based on each class" average daily net assets. 0.10% of the Class
    529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the
    Class 529A distribution fee is not yet implemented and will commence on such date as the fund's
    Board of Trustee's may determine.
(3) For the year ended September 30, 2005 MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2005 were as follows:

                                                           AMOUNT

          Class A                                          $8,091
          Class B                                        $258,435
          Class C                                         $41,060
          Class 529B                                           --
          Class 529C                                           --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2005, were as follows:

                                                           AMOUNT

          Class 529A                                       $3,104
          Class 529B                                         $581
          Class 529C                                         $946
          -------------------------------------------------------
          Total Program Manager Fees                       $4,631

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2005, the fee was $2,627,741, which equated to 0.1073% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2005, these costs amounted to $1,267,358.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.01057% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended September 30, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class" average daily net assets:
                                                                          AMOUNT
                                                   FEE        TOTAL     RETAINED
                                                  RATE       AMOUNT       BY MFS

Class R1                                         0.45%         $212         $164
Class R2                                         0.40%          142          105
Class R3                                         0.25%        4,888        2,810
Class R4                                         0.15%           38           38
Class R5                                         0.10%           26           25
--------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                              $5,306       $3,142

TRUSTEES" COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $1,807. This amount is included in Trustees" compensation for the year ended September 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $11,426, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,191,210,030 and $1,291,701,593 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $2,746,592,720
          -----------------------------------------------------------
          Gross unrealized appreciation                  $635,369,234
          Gross unrealized depreciation                   (65,834,464)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $569,534,770

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows

                                                 Year ended 9/30/05                Year ended 9/30/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  42,265,863      $917,341,473      39,208,867      $720,899,057
Shares issued to shareholders in
reinvestment of distributions                 2,853,301        58,957,526         181,190         3,138,178
Shares reacquired                           (15,616,508)     (339,746,614)    (10,691,585)     (196,992,171)
------------------------------------------------------------------------------------------------------------
Net change                                   29,502,656      $636,552,385      28,698,472      $527,045,064

CLASS B SHARES
Shares sold                                   3,836,381       $80,843,962       5,459,916       $98,600,087
Shares issued to shareholders in
reinvestment of distributions                   512,241        10,326,862          34,979           595,693
Shares reacquired                            (2,262,682)      (47,979,901)     (1,319,111)      (24,034,984)
------------------------------------------------------------------------------------------------------------
Net change                                    2,085,940       $43,190,923       4,175,784       $75,160,796

CLASS C SHARES
Shares sold                                   6,180,038      $130,067,142       6,503,093      $117,468,501
Shares issued to shareholders in
reinvestment of distributions                   443,612         8,933,998          27,172           462,202
Shares reacquired                            (2,040,676)      (43,411,314)     (1,162,535)      (21,250,977)
------------------------------------------------------------------------------------------------------------
Net change                                    4,582,974       $95,589,826       5,367,730       $96,679,726

CLASS I SHARES
Shares sold                                  10,085,318      $220,884,216       8,765,379      $163,828,979
Shares issued to shareholders in
reinvestment of distributions                   675,147        14,159,215          39,164           685,773
Shares reacquired                            (1,485,969)      (32,841,569)     (1,547,017)      (29,366,517)
------------------------------------------------------------------------------------------------------------
Net change                                    9,274,496      $202,201,862       7,257,526      $135,148,235

CLASS R SHARES
Shares sold                                     797,941       $17,322,089         807,705       $14,772,413
Shares issued to shareholders in
reinvestment of distributions                    31,354           645,897           1,357            23,480
Shares reacquired                              (249,882)       (5,480,138)       (264,133)       (4,849,469)
------------------------------------------------------------------------------------------------------------
Net change                                      579,413       $12,487,848         544,929        $9,946,424

                                                  Period ended 9/30/05**
                                                 SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                       8,242          $179,061
Shares reacquired                                   (39)             (905)
--------------------------------------------------------------------------
Net change                                        8,203          $178,156

CLASS R2 SHARES
Shares sold                                       7,308          $164,386
Shares reacquired                                   (42)             (955)
--------------------------------------------------------------------------
Net change                                        7,266          $163,431

                                                   Year ended 9/30/05              Period ended 9/30/04*
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES
Shares sold                                     204,776        $4,421,155          17,591          $336,757
Shares issued to shareholders in
reinvestment of distributions                       945            19,376              --                --
Shares reacquired                               (32,152)         (690,634)         (4,324)          (84,295)
------------------------------------------------------------------------------------------------------------
Net change                                      173,569        $3,749,897          13,267          $252,462

                                                   Year ended 9/30/05**
                                                 SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       2,303           $50,100
Shares reacquired                                    --                --
--------------------------------------------------------------------------
Net change                                        2,303           $50,100

CLASS R5 SHARES
Shares sold                                       2,299           $50,000
Shares reacquired                                    --                --
--------------------------------------------------------------------------
Net change                                        2,299           $50,000

                                                   Year ended 9/30/05                Year ended 9/30/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                      32,903          $711,649          22,589          $409,550
Shares issued to shareholders in
reinvestment of distributions                     2,462            50,556             150               150
Shares reacquired                                (4,420)          (95,549)           (731)          (13,451)
------------------------------------------------------------------------------------------------------------
Net change                                       30,945          $666,656          22,008          $398,697

CLASS 529B SHARES
Shares sold                                       3,725           $79,033           4,642           $85,186
Shares issued to shareholders in
reinvestment of distributions                       549            10,998              26               452
Shares reacquired                                  (522)          (10,714)           (228)           (3,752)
------------------------------------------------------------------------------------------------------------
Net change                                        3,752           $79,317           4,440           $81,886

CLASS 529C SHARES
Shares sold                                       8,747          $185,936           7,167          $128,610
Shares issued to shareholders in
reinvestment of distributions                       839            16,776              47               802
Shares reacquired                                (1,112)          (23,228)           (701)          (12,945)
------------------------------------------------------------------------------------------------------------
Net change                                        8,474          $179,484           6,513          $116,467

 * For the period from the inception of Class R3 shares, October 31, 2003, through September 30, 2004.
** For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005, through September 30, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Growth Allocation Fund, and MFS International Diversification Fund were the owners of record of approximately 3%, 3%, and 2% respectively, of the value of outstanding voting shares. The MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2005 was $17,616, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust V and Shareholders of
MFS International New Discovery Fund:

We have audited the accompanying statement of assets and liabilities of MFS International New Discovery Fund (the Fund) (one of the portfolios comprising MFS Series Trust V), including the portfolio of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International New Discovery Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ ERNST & YOUNG LLP

Boston, Massachusetts

November 11, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------        ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIAN
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                Ernst & Young LLP
500 Boylston Street, Boston, MA                            200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
David Antonelli
Peter Fruzzetti
Ted Barksdale, III

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 35th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 43rd percentile for the one-year period and the 5th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $500 million. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $64,525,280 as a capital gain dividend for the year ended September 30, 2005.

For the year ended September 30, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 2.00%.

For the year ended September 30, 2005, income from foreign sources was $51,861,976, and the fund designated a foreign tax credit of $4,549,887.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconcilation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MIO-ANN-11/05 170M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended September 30, 2005 and 2004, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                             Audit Fees
           FEES BILLED BY DELOITTE:                     2005           2004
                                                        ----           ----

                MFS Research Fund                    $36,690        $33,100
                MFS Total Return Fund                 46,075         41,550
                                                     -------        -------
                         TOTAL                       $82,765        $74,650

                                                             Audit Fees
           FEES BILLED BY E&Y :                         2005           2004
                                                        ----           ----

                MFS International New Discovery      $35,780        $32,600
                Fund
                         TOTAL

For the fiscal years ended September 30, 2005 and 2004, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To MFS Research Fund                     $0             $0       $10,200        $10,000             $0            $0
       To MFS Total Return Fund                  0              0        12,200         11,900              0             0

                                                $0             $0       $22,400        $21,900             $0            $0

       To MFS and MFS Related
       Entities of MFS Research Fund*     $996,391       $859,500       $62,000        $35,000       $755,675       $32,500

       To MFS and MFS Related
       Entities of MFS Total
       Return Fund*                       $996,391       $859,500       $62,000        $35,000       $755,675       $32,500

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Research Fund, MFS
       and MFS Related Entities#
                                        $1,845,162                     $973,000

       To MFS Total Return
       Fund, MFS and MFS
       Related Entities#                $1,847,162                     $974,900


                                         Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(4)
  FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To MFS International                     $0             $0        $9,410        $10,690           $745            $0
       New Discovery Fund

       To MFS and MFS Related
       Entities of MFS
       International New
       Discovery Fund*                          $0             $0            $0             $0       $697,617            $0

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS International New
       Discovery Fund, MFS and MFS
       Related Entities#                  $723,272                      $17,690

*   This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#   This amount reflects the aggregate fees billed by Deloitte and E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under
    "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

Item 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V
             --------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------
                               Maria F. Dwyer, President

Date:   November 23, 2005
        ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  MARIA F. DWYER
                          -----------------------------------
                               Maria F. Dwyer, President
                               (Principal Executive Officer)

Date:    November 23, 2005
        ------------------

By (Signature and Title)*  TRACY ATKINSON
                           ----------------------------------------------
                               Tracy Atkinson, Treasurer (Principal
                               Financial Officer and Accounting Officer)

Date:    November 23, 2005
         -----------------

* Print name and title of each signing officer under his or her signature.